UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $345,352)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		150,000	$157,312	1.22
WPE International Cooperatief U.A. 10.375%, 09/30/2020(2)		200,000	187,000	1.46
			344,312	2.68
Barbados (Cost $107,622)
Columbus International, Inc. 11.500%, 11/20/2014		100,000	107,500	0.84
			107,500	0.84
Brazil (Cost $985,607)
Brasil Telecom S.A. 9.750%, 09/15/2016(2)	BRL	300,000	170,470	1.33
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	199,038	1.55
Itau Unibanco Holding S.A. 10.500%, 11/23/2015(2)	BRL	200,000	121,320	0.94
JBS Finance II Ltd. 8.250%, 01/29/2018		100,000	97,322	0.76
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	168,754	1.31
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	85,474	0.66
Rearden G Holdings EINS GmbH 7.875%, 03/30/2020		100,000	100,968	0.79
			943,346	7.34
Chile (Cost $451,485)
AES Gener S.A. 5.250%, 08/15/2021(2)		100,000	104,076	0.81
Automotores Gildemeister S.A. 8.250%, 05/24/2021(2)		100,000	102,264	0.80
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	100,439	0.78
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		150,000	133,500	1.04
			440,279	3.43
China (Cost $1,504,337)
Central China Real Estate Ltd. 12.250%, 10/20/2015(2)		100,000	96,375	0.75
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	32,400	0.25
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		200,000	179,500	1.40
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	93,750	0.73
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		200,000	188,000	1.46
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	92,000	0.72
Hidili Industry International Development Ltd. 8.625%, 11/04/2015(2)		100,000	81,750	0.64
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	165,500	1.29
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	82,989	0.65
Sino-Forest Corp. 5.000%, 08/01/2013(2)		14,000	4,480	0.03
Sino-Forest Corp. 10.250%, 07/28/2014		62,000	21,080	0.16
Sino-Forest Corp. 10.250%, 07/28/2014(2)		20,000	6,600	0.05
Sino-Forest Corp. 4.250%, 12/15/2016(2)		53,000	17,490	0.14
Sino-Forest Corp. 6.250%, 10/21/2017(2)		32,000	10,240	0.08
Sino-Forest Corp. 6.250%, 10/21/2017		120,000	39,000	0.30
Tencent Holdings Ltd. 4.625%, 12/12/2016(2)		200,000	195,570	1.52
			1,306,724	10.17
Colombia (Cost $275,818)
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	125,000,000	73,912	0.58
Empresa de Energia de Bogota S.A. 6.125%, 11/10/2021		200,000	205,850	1.60
			279,762	2.18
Croatia (Cost $113,391)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	97,667	0.76
			97,667	0.76

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $135,977)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	$103,870	0.81
			103,870	0.81
El Salvador (Cost $102,381)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017(2)		100,000	103,750	0.81
			103,750	0.81
Hong Kong (Cost $310,143)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	88,000	0.68
Bank of East Asia Ltd. 8.500%, 11/29/2049		100,000	100,896	0.79
China Oriental Group Co. Ltd. 7.000%, 11/17/2017(2)		100,000	80,375	0.63
			269,271	2.10
Hungary (Cost $123,073)
MOL Hungarian Oil and Gas PLC 5.875%, 04/20/2017	EUR	100,000	114,474	0.89
			114,474	0.89
India (Cost $567,747)
ICICI Bank Ltd. 5.750%, 11/16/2020(2)		100,000	98,432	0.77
Jaiprakash Associates Ltd. 0.000%, 09/12/2012		100,000	130,459	1.01
Reliance Communications Ltd. 0.000%, 03/01/2012		100,000	126,344	0.98
Reliance Holdings USA, Inc. 6.250%, 10/19/2040(2)		250,000	226,148	1.76
			581,383	4.52
Indonesia (Cost $321,438)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		200,000	225,500	1.75
GT 2005 Bonds B.V., FRN 6.000%, 07/21/2014		100,000	92,075	0.72
			317,575	2.47
Israel (Cost $214,066)
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	206,000	1.60
			206,000	1.60
Jamaica (Cost $315,444)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	201,038	1.57
Digicel Group Ltd. 10.500%, 04/15/2018		100,000	105,674	0.82
			306,712	2.39
Kazakhstan (Cost $1,096,350)
ATF Bank JSC 9.000%, 05/11/2016		100,000	83,000	0.65
BTA Bank JSC 10.750%, 07/01/2018(3)		200,000	37,500	0.29
BTA Bank JSC 0.000%, 06/30/2020		200,000	10,000	0.08
BTA Bank JSC 7.200%, 07/01/2025(3)		300,000	15,000	0.12
Kazkommertsbank JSC 8.500%, 04/16/2013		200,000	196,000	1.52
KazMunayGas National Co. 6.375%, 04/09/2021		200,000	210,000	1.63
Zhaikmunai LLP 10.500%, 10/19/2015(2)		150,000	151,500	1.18
			703,000	5.47
Kuwait (Cost $105,740)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	108,500	0.84
			108,500	0.84
Mexico (Cost $775,558)
Cemex Espana Luxembourg 9.250%, 05/12/2020		100,000	85,116	0.66
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		100,000	87,875	0.69
Grupo Papelero Scribe S.A. 8.875%, 04/07/2020		100,000	85,056	0.66
Grupo Televisa S.A.B. 8.500%, 03/11/2032		100,000	131,443	1.02
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	106,500	0.83
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	250,675	1.95
			746,665	5.81

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (Cost $198,443)
Afren PLC 11.500%, 02/01/2016(2)		200,000	$209,750	1.63
			209,750	1.63
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020(2)		200,000	207,500	1.61
			207,500	1.61
Peru (Cost $203,078)
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		100,000	97,193	0.75
Southern Copper Corp. 6.750%, 04/16/2040		100,000	104,957	0.82
			202,150	1.57
Philippines (Cost $114,557)
Petron Corp. 7.000%, 11/10/2017	PHP	5,000,000	112,987	0.88
			112,987	0.88
Poland (Cost $491,295)
Eileme 2 AB 11.625%, 01/31/2020(2)		200,000	203,500	1.58
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	200,000	270,767	2.11
			474,267	3.69
Qatar (Cost $315,150)
CBQ Finance Ltd. 7.500%, 11/18/2019		100,000	115,500	0.90
Nakilat, Inc. 6.267%, 12/31/2033		194,048	208,861	1.62
			324,361	2.52
Russian Federation (Cost $710,865)
Evraz Group S.A. 9.500%, 04/24/2018		100,000	107,000	0.83
Gazprom OAO Via Gaz Capital S.A. 5.999%, 01/23/2021(2)		200,000	203,916	1.59
Lukoil International Finance B.V. 6.656%, 06/07/2022		100,000	104,875	0.82
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		200,000	192,904	1.50
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	98,250	0.76
			706,945	5.50
Saudi Arabia (Cost $192,279)
Dar Al-Arkan International Sukuk Co., FRN 2.817%, 07/16/2012		200,000	188,000	1.46
			188,000	1.46
South Africa (Cost $826,912)
Edcon Pty Ltd., FRN 4.676%, 06/15/2014	EUR	150,000	159,191	1.24
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	100,000	111,777	0.87
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		150,000	126,375	0.98
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	123,233	0.96
Myriad International Holding B.V. 6.375%, 07/28/2017		100,000	110,000	0.86
Standard Bank PLC 8.125%, 12/02/2019		100,000	104,000	0.81
			734,576	5.72
South Korea (Cost $397,108)
Korea Gas Corp. 6.250%, 01/20/2042(2)		200,000	210,426	1.64
Shinhan Bank 6.819%, 09/20/2036		100,000	100,349	0.78
Woori Bank Co. Ltd. 6.208%, 05/02/2037		100,000	96,000	0.75
			406,775	3.17
Ukraine (Cost $401,814)
MHP S.A. 10.250%, 04/29/2015		200,000	187,000	1.45
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	169,500	1.32
			356,500	2.77
United Arab Emirates (Cost $1,469,341)
Atlantic Finance Ltd. 10.750%, 05/27/2014		100,000	109,500	0.85
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012		200,000	137,836	1.07

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
DP World Ltd. 6.850%, 07/02/2037		100,000	$92,750	0.72
Dubai Holding Commercial Operations MTN Ltd., FRN 0.804%, 02/01/2012		100,000	99,387	0.77
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	300,000	348,269	2.71
Dubai Sukuk Centre Ltd., FRN 0.917%, 06/13/2012		400,000	384,000	2.99
Jafz Sukuk Ltd., FRN 2.991%, 11/27/2012	AED	1,000,000	257,652	2.01
			1,429,394	11.12
Total Debt Securities (Cost $13,372,371)			12,433,995	96.75

Total Investments (Total Cost $13,372,371)			12,433,995	96.75

Other Assets Less Liabilities			417,468	3.25

Net Assets			$12,851,463	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

At January 31, 2012, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/21/2012	Bank of America Los Angeles	United States Dollar	649,071	Euro	501,958	$(7,540)
02/21/2012	Midland Bank PLC London	United States Dollar	649,576	Euro	501,958	(7,035)
02/21/2012	Midland Bank PLC London	United States Dollar	52,865	Euro	40,000	541

Total						$(14,034)

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$11,246,348	$—	$11,246,348
Corporate Convertible Bonds	—	278,773	—	278,773
Financial Certificates	—	709,836	—	709,836
Index Linked Corporate Bonds	—	199,038	—	199,038

Total Investments	$—	$12,433,995	$—	$12,433,995

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$541	$—	$541
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(14,575)	—	(14,575)

Total Other Financial Instruments	$—	$(14,034)	$—	$(14,034)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At January 31, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $6,024,995)
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	2,450,000	$1,627,794	2.61
Brazil (Fed Rep of) 12.500%, 01/05/2022	BRL	970,000	693,746	1.11
Brazil (Fed Rep of) 10.250%, 01/10/2028	BRL	670,000	428,912	0.69
Brazil Notas do Tesouro Nacional Serie B 6.000%, 05/15/2015	BRL	1,700,000	2,121,408	3.40
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	200,000	252,510	0.40
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2013	BRL	1,350,000	772,515	1.24
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2014	BRL	150,000	85,493	0.14
			5,982,378	9.59
Chile (Cost $290,983)
Chile (Rep of) 5.500%, 08/05/2020	CLP	131,000,000	276,927	0.44
			276,927	0.44
China (Cost $307,844)
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	2,000,000	301,308	0.48
			301,308	0.48
Colombia (Cost $2,347,572)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,406,000,000	983,858	1.58
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,741,000,000	1,156,416	1.85
Colombia (Rep of) 9.850%, 06/28/2027	COP	586,000,000	467,278	0.75
			2,607,552	4.18
Malaysia (Cost $2,576,572)
Malaysia (Rep of) 4.262%, 09/15/2016	MYR	1,800,000	618,725	0.99
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,039,000	712,740	1.14
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,630,000	905,280	1.45
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	139,230	0.22
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	835,000	289,819	0.47
			2,665,794	4.27
Mexico (Cost $5,686,582)
Mexican Bonos 9.000%, 06/20/2013	MXN	1,550,000	125,834	0.20
Mexican Bonos 7.000%, 06/19/2014	MXN	10,210,000	823,458	1.32
Mexican Bonos 7.750%, 12/14/2017	MXN	5,500,000	475,114	0.76
Mexican Bonos 8.000%, 06/11/2020	MXN	11,940,000	1,053,083	1.69
Mexican Bonos 10.000%, 12/05/2024	MXN	4,780,000	490,717	0.79
Mexican Bonos 7.500%, 06/03/2027	MXN	12,400,000	1,032,239	1.65
Mexican Bonos 8.500%, 05/31/2029	MXN	4,800,000	431,253	0.69
Mexican Bonos 7.750%, 05/29/2031	MXN	1,700,000	140,606	0.23
Mexican Bonos 10.000%, 11/20/2036	MXN	8,000,000	801,326	1.28
Mexican Bonos 8.500%, 11/18/2038	MXN	4,600,000	400,286	0.64
			5,773,916	9.25
Peru (Cost $912,340)
Peru (Rep of) 8.600%, 08/12/2017(1)	PEN	290,000	127,666	0.20
Peru (Rep of) 8.600%, 08/12/2017	PEN	420,000	183,274	0.29
Peru (Rep of) 7.840%, 08/12/2020(1)	PEN	314,000	133,515	0.21
Peru (Rep of) 7.840%, 08/12/2020	PEN	465,000	197,721	0.32
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	171,561	0.28
Peru (Rep of) 6.950%, 08/12/2031	PEN	410,000	159,803	0.26
			973,540	1.56

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency	Par	Value	% of Net Assets
Philippines (Cost $532,863)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	15,000,000	$364,642	0.59
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	244,261	0.39
			608,903	0.98
Poland (Cost $2,682,318)
Poland (Rep of) 5.250%, 04/25/2013	PLN	1,740,000	543,332	0.87
Poland (Rep of) 5.304%, 07/25/2013(2)	PLN	1,730,000	502,197	0.80
Poland (Rep of) 5.750%, 04/25/2014	PLN	1,086,000	343,523	0.55
Poland (Rep of) 5.500%, 04/25/2015	PLN	426,000	134,660	0.22
Poland (Rep of) 5.000%, 04/25/2016	PLN	1,620,000	502,899	0.81
Poland (Rep of) 5.750%, 09/23/2022	PLN	1,540,000	483,338	0.77
			2,509,949	4.02
South Africa (Cost $5,380,726)
South Africa (Rep of) 13.500%, 09/15/2015	ZAR	4,050,250	633,558	1.02
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	5,730,000	769,214	1.23
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	5,910,000	777,059	1.24
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	7,026,200	876,036	1.40
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	5,820,000	696,654	1.12
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	9,100,000	1,392,940	2.23
			5,145,461	8.24
Thailand (Cost $2,118,130)
Thailand (Rep of) 5.125%, 03/13/2018	THB	13,100,000	470,749	0.75
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	235,816	0.38
Thailand (Rep of) 1.200%, 07/14/2021	THB	10,400,000	346,393	0.56
Thailand (Rep of) 3.650%, 12/17/2021	THB	13,000,000	437,117	0.70
Thailand (Rep of) 5.500%, 03/13/2023	THB	8,900,000	345,376	0.55
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	194,393	0.31
Thailand (Rep of) 5.670%, 03/13/2028	THB	3,141,000	128,239	0.21
			2,158,083	3.46
Turkey (Cost $6,503,935)
Turkey (Rep of) 9.395%, 11/07/2012(2)	TRY	5,518,300	2,891,863	4.63
Turkey (Rep of) 16.000%, 08/28/2013	TRY	488,000	300,790	0.48
Turkey (Rep of) 9.000%, 05/21/2014	TRY	1,267,000	986,539	1.58
Turkey (Rep of) 10.500%, 01/15/2020	TRY	2,500,000	1,489,592	2.39
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	480,075	0.77
			6,148,859	9.85
Uruguay (Cost $1,417,399)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	7,200,000	598,291	0.96
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	3,229,000	236,895	0.38
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	6,150,000	318,165	0.51
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	1,970,000	125,507	0.20
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	88,619	0.14
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	82,257	0.13
			1,449,734	2.32
Total Debt Securities (Cost $36,782,259)			36,602,404	58.64

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency	Par	Value	% of Net Assets
Fully Funded Total Return Swaps

India (Cost $682,071)
India (Rep of), Issued by HSBC 9.150%, 11/14/2024	INR	11,000,000	$235,213	0.38
India (Rep of), Issued by HSBC, 7.490%, 04/16/2017	INR	4,960,000	96,784	0.15
India (Rep of), Issued by HSBC, 7.830%, 04/11/2018	INR	15,440,000	304,386	0.49
			636,383	1.02
Indonesia (Cost $4,118,878)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	443,100	0.71
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	192,278	0.31
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	288,751	0.46
Indonesia (Rep of), Issued by Deutsche Bank, 12.800%, 06/15/2021	IDR	6,452,000,000	1,114,997	1.79
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	1,500,000,000	226,688	0.36
Indonesia (Rep of), Issued by HSBC, 11.000%, 11/15/2020	IDR	3,100,000,000	484,005	0.78
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	354,306	0.57
Indonesia (Rep of), Issued by Standard Chartered, 11.500%, 09/15/2019	IDR	7,936,000,000	1,230,225	1.97
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	2,100,000,000	288,751	0.46
Indonesia (Rep of), Issued by Standard Chartered, 9.500%, 07/15/2031	IDR	1,700,000,000	256,913	0.41
			4,880,014	7.82
Russian Federation (Cost $2,592,819)
Russian Federal Bond - OFZ, Issued by Credit Suisse, 7.500%, 03/15/2018	RUB	23,330,000	763,415	1.22
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 12.000%, 03/27/2013	RUB	13,880,000	488,103	0.78
Russian Federal Bond - OFZ, Issued by Deutsche Bank, 8.100%, 11/26/2014	RUB	9,700,000	327,978	0.53
Russian Federal Bond - OFZ, Issued by HSBC, FRN 12.000%, 03/27/2013	RUB	10,000,000	351,659	0.56
Russian Federal Bond - OFZ, Issued by HSBC, 8.100%, 11/26/2014	RUB	2,400,000	81,149	0.13
Russian Federal Bond - OFZ, Issued by HSBC, 11.200%, 12/17/2014	RUB	12,925,000	471,890	0.76
Russian Federal Bond - OFZ, Issued by HSBC, 6.880%, 07/15/2015	RUB	1,900,000	61,890	0.10
			2,546,084	4.08
Total Fully Funded Total Return Swaps (Cost $7,393,768)			8,062,481	12.92

Total Investments (Total Cost $44,176,027)			44,664,885	71.56

Other Assets less Liabilities			17,750,408	28.44

Net Assets			$62,415,293	100.00

(1)	All or a portion of this security is designated as 144A.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2012	Barclays	United States Dollar	300,000	Brazilian Real	553,800	$(16,964)
02/06/2012	Union Bank of Switzerland	Indian Rupee	25,294,350	United States Dollar	543,906	(33,183)
02/06/2012	Barclays	South African Rand	3,235,440	United States Dollar	400,000	13,269
02/06/2012	Union Bank of Switzerland	South African Rand	5,623,843	United States Dollar	700,223	18,121
02/06/2012	Deutsche Bank	United States Dollar	503,170	Indian Rupee	25,294,350	(7,553)
02/06/2012	Morgan Stanley & Co. International	United States Dollar	72,390	South African Rand	570,966	(541)
02/07/2012	Union Bank of Switzerland	Polish Zloty	5,423,957	United States Dollar	1,620,785	58,907
02/07/2012	Barclays	Russian Ruble	48,134,037	United States Dollar	1,550,335	37,570
02/07/2012	Bank of America	United States Dollar	1,066,287	Russian Ruble	33,700,000	(45,450)
02/07/2012	Barclays	United States Dollar	478,900	Russian Ruble	14,434,037	2,732
02/09/2012	Union Bank of Switzerland	Indonesian Rupiah	3,415,342,300	United States Dollar	373,466	6,098
02/09/2012	Citibank London	Israeli Shekel	2,454,080	United States Dollar	669,508	(13,916)
02/09/2012	Standard Chartered London	United States Dollar	630,000	Indonesian Rupiah	5,682,600,000	(1,536)
02/09/2012	Barclays	United States Dollar	2,032,034	Israeli Shekel	7,440,088	44,464
02/13/2012	Midland Bank PLC	Malaysian Ringgit	857,574	United States Dollar	271,470	10,153
02/13/2012	Morgan Stanley & Co. International	United States Dollar	279,204	Malaysian Ringgit	857,574	(2,419)
02/21/2012	Barclays	South Korean Won	1,337,214,101	United States Dollar	1,153,616	36,573
02/21/2012	Barclays	Thai Baht	95,368,043	United States Dollar	2,997,864	82,329
02/21/2012	Standard Chartered London	Thai Baht	23,989,400	United States Dollar	760,000	14,809
02/21/2012	Barclays	United States Dollar	1,158,435	Thai Baht	35,807,233	1,935
02/23/2012	Barclays	Indian Rupee	14,989,778	United States Dollar	288,987	12,486
02/27/2012	Midland Bank PLC	Indonesian Rupiah	9,086,055,018	United States Dollar	987,937	20,215
02/27/2012	Union Bank of Switzerland	United States Dollar	281,248	Philippine Peso	12,303,188	(4,989)
02/28/2012	Bank of America	Malaysian Ringgit	2,264,300	United States Dollar	727,884	14,951
02/28/2012	Morgan Stanley & Co. International	United States Dollar	950,130	Malaysian Ringgit	2,920,986	(8,139)
02/29/2012	Bank of America	Polish Zloty	976,230	United States Dollar	290,991	10,640
02/29/2012	Union Bank of Switzerland	Polish Zloty	5,525,966	United States Dollar	1,573,184	134,201
02/29/2012	Barclays	Russian Ruble	14,434,037	United States Dollar	477,513	(2,725)
02/29/2012	Morgan Stanley & Co. International	United States Dollar	530,560	Euro	410,000	(5,769)
03/02/2012	Barclays	United States Dollar	315,340	Brazilian Real	553,800	856
03/06/2012	Deutsche Bank	Indian Rupee	25,294,350	United States Dollar	499,296	7,981
03/07/2012	Morgan Stanley & Co. International	Singapore Dollar	1,804,425	United States Dollar	1,481,709	(47,192)
03/07/2012	Barclays	United States Dollar	1,500,000	Singapore Dollar	1,804,425	65,484
03/09/2012	Union Bank of Switzerland	Chilean Peso	195,820,025	United States Dollar	381,902	17,389
03/09/2012	Citibank London	Mexican Peso	62,937,459	United States Dollar	4,566,642	246,662
03/09/2012	Bank of America	United States Dollar	45,813	Colombian Peso	86,582,800	(1,952)
03/09/2012	Barclays	United States Dollar	550,000	Mexican Peso	7,561,950	(28,319)
03/09/2012	Deutsche Bank	United States Dollar	710,237	Mexican Peso	9,370,800	(6,419)
03/09/2012	Midland Bank PLC	United States Dollar	1,230,211	Mexican Peso	15,962,601	9,430
03/09/2012	Morgan Stanley & Co. International	United States Dollar	957,978	Peruvian Neuevo Sol	2,588,935	(2,690)
03/15/2012	Union Bank of Switzerland	Malaysian Ringgit	6,133,750	United States Dollar	1,946,481	63,818
03/21/2012	Barclays	Thai Baht	35,807,233	United States Dollar	1,156,938	(2,393)
03/29/2012	Barclays	United States Dollar	780,000	Czech Koruna	15,771,382	(34,595)
03/30/2012	Union Bank of Switzerland	Hungarian Forint	254,789,201	United States Dollar	1,096,339	28,523
03/30/2012	Bank of America	Russian Ruble	13,117,776	United States Dollar	409,674	19,835
03/30/2012	Barclays	Russian Ruble	24,971,198	United States Dollar	775,000	42,621
03/30/2012	Union Bank of Switzerland	Russian Ruble	24,769,000	United States Dollar	775,000	36,001
04/03/2012	Barclays	Brazilian Real	1,514,600	United States Dollar	800,486	53,738
04/03/2012	Union Bank of Switzerland	Brazilian Real	1,514,600	United States Dollar	800,507	53,717

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/13/2012	Union Bank of Switzerland	Indian Rupee	12,660,120	United States Dollar	231,003	$20,645
04/19/2012	Morgan Stanley & Co. International	Malaysian Ringgit	6,500,000	United States Dollar	2,061,463	64,686
04/20/2012	Union Bank of Switzerland	Malaysian Ringgit	2,645,708	United States Dollar	838,895	26,470
04/25/2012	Midland Bank PLC	Turkish Lira	4,443,241	United States Dollar	2,290,000	162,866
04/25/2012	Bank of America	United States Dollar	790,000	Turkish Lira	1,509,927	(43,547)
04/25/2012	Midland Bank PLC	United States Dollar	2,158,418	Turkish Lira	4,037,536	(70,481)
04/25/2012	Midland Bank PLC	United States Dollar	320,000	Turkish Lira	611,622	(17,643)
04/27/2012	Deutsche Bank	Hungarian Forint	254,789,202	United States Dollar	1,092,531	28,909
04/30/2012	Barclays	United States Dollar	809,524	Czech Koruna	15,729,057	(2,927)
05/07/2012	Bank of America	Russian Ruble	33,700,000	United States Dollar	1,052,484	44,900
09/26/2012	Midland Bank PLC	Russian Ruble	21,798,967	United States Dollar	637,397	58,145

Total						$1,170,787

At January 31, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.93%	BRL	5,402,935	01/02/2013	$7,063	Barclays Capital
Brazil CETIP Interbank Deposit Rate	9.968%		1,787,729	01/02/2013	3,966	HSBC
Brazil CETIP Interbank Deposit Rate	10.415%		15,635,725	01/02/2013	58,689	HSBC
Brazil CETIP Interbank Deposit Rate	11.760%		858,046	01/02/2013	8,683	Morgan Stanley
Brazil CETIP Interbank Deposit Rate	12.520%		3,515,589	01/02/2013	65,392	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.690%		2,678,796	01/02/2013	53,387	HSBC
Brazil CETIP Interbank Deposit Rate	10.340%		1,122,402	01/02/2014	3,246	HSBC
Brazil CETIP Interbank Deposit Rate	11.180%		1,712,245	01/02/2014	21,817	Morgan Stanley
7.520%	NSE Mumbai Inter- Bank Offer Rate	INR	90,000,000	01/19/2014	2,503	HSBC
Mexico Interbank TIIE 28 Day Rate	6.515%	MXN	48,000,000	07/01/2016	192,290	Barclays Capital
Mexico Interbank TIIE 28 Day Rate	5.890%		7,300,000	09/27/2016	14,225	Barclays Capital
10.640%	Brazil CETIP Interbank Deposit Rate	BRL	955,055	01/02/2017	4,922	Barclays Capital
10.880%	Brazil CETIP Interbank Deposit Rate		3,060,444	01/02/2017	(3,244)	HSBC
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.580%	ZAR	2,000,000	12/08/2017	9,367	Barclays Capital

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Unrealized Gains/(Losses)	Counterparty
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.400%	1,380,000	01/04/2018	$4,812	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.700%	1,850,000	12/08/2018	8,983	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.720%	450,000	12/17/2018	2,248	Barclays Capital
South Africa Johannesburg Interbank Agreed Rate 3 Month	7.630%	430,000	12/31/2018	1,855	Barclays Capital

				$460,204

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$301,308	$—	$301,308
Government Bonds	—	30,835,312	—	30,835,312
Index Linked Government Bonds	—	5,465,784	—	5,465,784
Fully Funded Total Return Swaps	—	8,062,481	—	8,062,481

Total Investments	$—	$44,664,885	$—	$44,664,885

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,572,129	$—	$1,572,129
Interest Rate Swap Contracts	—	463,448	—	463,448
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(401,342)	—	(401,342)
Interest Rate Swap Contracts	—	(3,244)	—	(3,244)

Total Other Financial Instruments	$—	$1,630,991	$—	$1,630,991

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At January 31, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency	Par	Value	% of Net Assets
Debt Securities

Turkey (Cost $1,099,528)
Turkey (Rep of) 6.986%, 08/08/2012(1)	TRY	1,000,000	$536,261	0.93
Turkey (Rep of) 9.199%, 11/07/2012(1)	TRY	793,100	415,624	0.72
			951,885	1.65
Total Debt Securities (Cost $1,099,528)			951,885	1.65

Total Investments (Total Cost $1,099,528)			951,885	1.65

Other Assets Less Liabilities			56,601,987	98.35

Net Assets			$57,553,872	100.00

(1)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2012	Union Bank of Switzerland - London	Brazilian Real	352,023	United States Dollar	190,000	$11,478
02/06/2012	Midland Bank PLC London	Indian Rupee	3,750,600	United States Dollar	70,713	5,016
02/06/2012	Union Bank of Switzerland - London	Indian Rupee	28,763,850	United States Dollar	618,511	(37,734)
02/06/2012	Barclays Wholesale GTS	South African Rand	1,779,492	United States Dollar	220,000	7,298
02/06/2012	Barclays Wholesale GTS	South African Rand	9,943,252	United States Dollar	1,230,000	40,071
02/06/2012	Union Bank of Switzerland - London	South African Rand	10,500,510	United States Dollar	1,307,416	33,834
02/06/2012	Deutsche Bank London	United States Dollar	646,796	Indian Rupee	32,514,450	(9,710)
02/07/2012	Barclays Wholesale GTS	Polish Zloty	1,446,564	United States Dollar	420,000	27,972
02/07/2012	Barclays Wholesale GTS	Russian Rouble	1,862,032	United States Dollar	59,974	1,453
02/07/2012	Deutsche Bank London	Russian Rouble	17,304,011	United States Dollar	550,000	20,846
02/07/2012	Union Bank of Switzerland - London	United States Dollar	1,385,631	Polish Zloty	4,637,014	(50,360)
02/07/2012	Bank of America Los Angeles	United States Dollar	423,984	Russian Rouble	13,400,000	(18,072)
02/07/2012	Barclays Wholesale GTS	United States Dollar	191,309	Russian Rouble	5,766,043	1,091
02/09/2012	Standard Chartered London	Indonesian Rupiah	922,000,000	United States Dollar	100,000	2,466
02/09/2012	Barclays Wholesale GTS	Israeli Shekel	965,420	United States Dollar	263,675	(5,770)
02/09/2012	Barclays Wholesale GTS	Israeli Shekel	1,050,084	United States Dollar	280,000	523
02/09/2012	Morgan Stanley & Co International	Israeli Shekel	112,107	United States Dollar	30,000	(51)
02/09/2012	Morgan Stanley & Co International	Israeli Shekel	192,130	United States Dollar	50,000	1,326
02/09/2012	Standard Chartered London	United States Dollar	620,000	Indonesian Rupiah	5,592,400,000	(1,511)
02/09/2012	Union Bank of Switzerland - London	United States Dollar	404,012	Indonesian Rupiah	3,694,693,638	(6,597)
02/13/2012	Midland Bank PLC London	Malaysian Ringgit	6,943,005	United States Dollar	2,197,849	82,200
02/13/2012	Bank of America Los Angeles	Taiwan Dollar	35,651,574	United States Dollar	1,189,575	15,599
02/13/2012	Morgan Stanley & Co International	United States Dollar	1,320,930	Malaysian Ringgit	4,057,237	(11,447)
02/21/2012	Barclays Wholesale GTS	Korean Won	1,333,943,215	United States Dollar	1,150,794	36,483

02/21/2012	Barclays Wholesale GTS	Thai Baht	41,599,892	United States Dollar	1,307,679	35,912
02/21/2012	Standard Chartered London	Thai Baht	16,729,450	United States Dollar	530,000	10,327
02/21/2012	Barclays Wholesale GTS	United States Dollar	566,121	Thai Baht	17,498,803	945
02/23/2012	Barclays Wholesale GTS	Indian Rupee	18,340,216	United States Dollar	353,580	15,277
02/23/2012	Standard Chartered London	Indian Rupee	6,565,000	United States Dollar	130,000	2,035
02/24/2012	Standard Chartered London	Malaysian Ringgit	520,800	United States Dollar	168,000	2,902
02/27/2012	Midland Bank PLC London	Indonesian Rupiah	13,932,693,200	United States Dollar	1,514,917	30,999
02/27/2012	Union Bank of Switzerland - London	Philippine Peso	55,499,793	United States Dollar	1,268,712	22,504
02/28/2012	Bank of America Los Angeles	Malaysian Ringgit	1,381,295	United States Dollar	444,032	9,121
02/29/2012	Bank of America Los Angeles	Polish Zloty	10,939,843	United States Dollar	3,260,904	119,234
02/29/2012	Barclays Wholesale GTS	Polish Zloty	598,735	United States Dollar	180,000	4,994
02/29/2012	Union Bank of Switzerland - London	Polish Zloty	12,226,896	United States Dollar	3,480,868	296,938
02/29/2012	Union Bank of Switzerland - London	Romanian Leu	2,863,233	United States Dollar	836,225	23,780
02/29/2012	Union Bank of Switzerland - London	Romanian Leu	3,186,357	United States Dollar	934,896	22,162
02/29/2012	Barclays Wholesale GTS	Russian Rouble	5,766,043	United States Dollar	190,755	(1,089)
02/29/2012	Midland Bank PLC London	Singapore Dollar	3,800,000	United States Dollar	2,927,581	93,389
02/29/2012	Union Bank of Switzerland - London	Singapore Dollar	228,657	United States Dollar	180,000	1,780
02/29/2012	Morgan Stanley & Co International	United States Dollar	630,981	Euro	487,602	(6,861)
03/02/2012	Barclays Wholesale GTS	Brazilian Real	352,023	United States Dollar	200,446	(544)
03/06/2012	Deutsche Bank London	Indian Rupee	32,514,450	United States Dollar	641,817	10,259
03/09/2012	Union Bank of Switzerland - London	Chilean Peso	839,959,907	United States Dollar	1,638,147	74,590
03/09/2012	Union Bank of Switzerland - London	Chilean Peso	81,968,000	United States Dollar	160,000	7,139
03/09/2012	Union Bank of Switzerland - London	Chilean Peso	59,244,000	United States Dollar	120,000	803
03/09/2012	Bank of America Los Angeles	Colombian Peso	2,342,300,400	United States Dollar	1,239,378	52,820
03/09/2012	Deutsche Bank London	Colombian Peso	226,320,000	United States Dollar	120,000	4,856
03/09/2012	Bank of America Los Angeles	Mexican Peso	7,175,220	United States Dollar	520,000	28,743
03/09/2012	Bank of America Los Angeles	Mexican Peso	3,060,000	United States Dollar	231,629	2,393
03/09/2012	Barclays Wholesale GTS	Mexican Peso	2,638,200	United States Dollar	200,000	1,763
03/09/2012	Citibank London	Mexican Peso	96,288,099	United States Dollar	6,986,511	377,369
03/15/2012	Union Bank of Switzerland - London	Malaysian Ringgit	240,694	United States Dollar	76,382	2,504
03/15/2012	Union Bank of Switzerland - London	Malaysian Ringgit	254,945	United States Dollar	80,000	3,557

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/21/2012	Barclays Wholesale GTS	Thai Baht	17,498,803	United States Dollar	565,389	$(1,169)
03/29/2012	Barclays Wholesale GTS	United States Dollar	720,000	Czech Koruna	14,558,198	(31,934)
03/30/2012	Union Bank of Switzerland - London	Hungarian Forint	243,096,639	United States Dollar	1,046,027	27,214
03/30/2012	Bank of America Los Angeles	Russian Rouble	17,832,617	United States Dollar	556,921	26,965
03/30/2012	Barclays Wholesale GTS	Russian Rouble	23,360,153	United States Dollar	725,000	39,871
03/30/2012	Deutsche Bank London	Russian Rouble	3,744,479	United States Dollar	120,000	2,604
03/30/2012	Union Bank of Switzerland - London	Russian Rouble	23,171,000	United States Dollar	725,000	33,678
03/30/2012	Standard Chartered London	Singapore Dollar	3,758,307	United States Dollar	2,946,536	41,424
04/03/2012	Bank of America Los Angeles	Brazilian Real	509,355	United States Dollar	270,000	17,273
04/03/2012	Barclays Wholesale GTS	Brazilian Real	2,290,737	United States Dollar	1,210,685	81,276
04/03/2012	Union Bank of Switzerland - London	Brazilian Real	2,290,737	United States Dollar	1,210,717	81,244
04/13/2012	Union Bank of Switzerland - London	Indian Rupee	94,120,900	United States Dollar	1,717,378	153,482
04/20/2012	Union Bank of Switzerland - London	Malaysian Ringgit	2,659,220	United States Dollar	843,180	26,605
04/25/2012	Midland Bank PLC London	Turkish Lira	3,880,560	United States Dollar	2,000,000	142,241
04/25/2012	Midland Bank PLC London	Turkish Lira	3,992,006	United States Dollar	2,134,078	69,686
04/25/2012	Union Bank of Switzerland - London	Turkish Lira	196,101	United States Dollar	100,000	8,256
04/25/2012	Bank of America Los Angeles	United States Dollar	540,000	Turkish Lira	1,032,102	(29,766)
04/25/2012	Midland Bank PLC London	United States Dollar	220,000	Turkish Lira	420,490	(12,129)
04/27/2012	Deutsche Bank London	Hungarian Forint	243,096,639	United States Dollar	1,042,394	27,583
04/30/2012	Barclays Wholesale GTS	Czech Koruna	76,624,045	United States Dollar	3,943,595	14,259
04/30/2012	Barclays Wholesale GTS	Czech Koruna	2,350,135	United States Dollar	120,000	1,391
05/07/2012	Bank of America Los Angeles	Russian Rouble	13,400,000	United States Dollar	418,495	17,854
09/26/2012	Midland Bank PLC London	Russian Rouble	884,632	United States Dollar	25,866	2,360

Total						$2,137,273

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$951,885	$—	$951,885

Total Investments	$—	$951,885	$—	$951,885

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,362,017	$—	$2,362,017
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(224,744)	—	(224,744)

Total Other Financial Instruments	$—	$2,137,273	$—	$2,137,273

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At January 31, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $716,731)
Argentina (Rep of) 8.750%, 06/02/2017		95,000	$94,335	0.30
Argentina (Rep of) 8.280%, 12/31/2033		131,380	101,163	0.32
Argentina (Rep of) 2.500%, 12/31/2038		465,000	179,025	0.58
Argentina Boden Bonds, FRN 0.439%, 08/03/2012		810,000	97,015	0.31
Argentina Boden Bonds 7.000%, 10/03/2015		255,000	241,765	0.78
			713,303	2.29
Belarus (Cost $253,877)
Belarus (Rep of) 8.750%, 08/03/2015		200,000	185,000	0.60
Belarus (Rep of) 8.950%, 01/26/2018		100,000	91,500	0.29
			276,500	0.89
Brazil (Cost $2,464,205)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		140,000	162,067	0.52
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	109,764	0.35
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	118,250	0.38
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	119,500	0.38
Brazil (Fed Rep of) 4.875%, 01/22/2021		390,000	438,750	1.41
Brazil (Fed Rep of) 8.875%, 04/15/2024		70,000	104,650	0.34
Brazil (Fed Rep of) 10.125%, 05/15/2027		160,000	265,600	0.85
Brazil (Fed Rep of) 8.250%, 01/20/2034		220,000	333,300	1.07
Brazil (Fed Rep of) 7.125%, 01/20/2037		305,000	416,325	1.34
Brazil (Fed Rep of) 5.625%, 01/07/2041		420,000	484,680	1.56
			2,552,886	8.20
Chile (Cost $418,323)
Banco del Estado de Chile 4.125%, 10/07/2020		110,000	113,073	0.36
Chile (Rep of) 3.250%, 09/14/2021		100,000	102,302	0.33
Empresa Nacional del Petroleo 5.250%, 08/10/2020		200,000	215,170	0.69
			430,545	1.38
China (Cost $436,187)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		330,000	322,956	1.04
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020(2)		100,000	97,016	0.31
			419,972	1.35
Colombia (Cost $1,624,226)
Colombia (Rep of) 7.375%, 01/27/2017		260,000	318,500	1.02
Colombia (Rep of) 7.375%, 03/18/2019		260,000	330,200	1.06
Colombia (Rep of) 11.750%, 02/25/2020		100,000	157,500	0.51
Colombia (Rep of) 4.375%, 07/12/2021		200,000	214,500	0.69
Colombia (Rep of) 8.125%, 05/21/2024		120,000	168,300	0.54
Colombia (Rep of) 7.375%, 09/18/2037		100,000	137,500	0.44
Colombia (Rep of) 6.125%, 01/18/2041		300,000	362,250	1.17
			1,688,750	5.43
Croatia (Cost $124,252)
Croatia (Rep of) 6.625%, 07/14/2020		130,000	123,175	0.40
			123,175	0.40
Dominican Republic (Cost $108,274)
Dominican (Rep of) 7.500%, 05/06/2021		100,000	102,000	0.33
			102,000	0.33
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	100,500	0.32
			100,500	0.32

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Egypt (Cost $339,517)
Egypt (Rep of) 5.750%, 04/29/2020		140,000	$126,700	0.41
Egypt (Rep of) 6.875%, 04/30/2040		100,000	86,000	0.28
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	94,250	0.30
			306,950	0.99
El Salvador (Cost $373,365)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	108,000	0.35
El Salvador (Rep of) 8.250%, 04/10/2032		100,000	109,750	0.35
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	155,250	0.50
			373,000	1.20
Ghana (Cost $110,114)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	110,625	0.35
			110,625	0.35
Hungary (Cost $282,762)
Hungary (Rep of) 6.250%, 01/29/2020		100,000	92,500	0.30
Hungary (Rep of) 6.375%, 03/29/2021		110,000	101,750	0.32
Hungary (Rep of) 7.625%, 03/29/2041		74,000	68,450	0.22
			262,700	0.84
Indonesia (Cost $2,165,225)
Indonesia (Rep of) 10.375%, 05/04/2014		120,000	140,100	0.45
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	175,875	0.56
Indonesia (Rep of) 6.875%, 01/17/2018		130,000	154,212	0.49
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	148,500	0.48
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	170,812	0.55
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	215,000	0.69
Indonesia (Rep of) 8.500%, 10/12/2035		250,000	364,064	1.17
Indonesia (Rep of) 6.625%, 02/17/2037		170,000	207,400	0.67
Indonesia (Rep of) 7.750%, 01/17/2038		200,000	273,000	0.88
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	114,750	0.37
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	131,175	0.42
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	118,250	0.38
			2,213,138	7.11
Iraq (Cost $550,956)
Iraq (Rep of) 5.800%, 01/15/2028		640,000	496,000	1.59
			496,000	1.59
Ivory Coast (Cost $299,340)
Ivory Coast (Rep of) 3.750%, 12/31/2032(3)		570,000	326,325	1.05
			326,325	1.05
Jordan (Cost $202,296)
Jordan (Rep of) 3.875%, 11/12/2015		210,000	195,300	0.63
			195,300	0.63
Kazakhstan (Cost $1,462,080)
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	204,000	0.66
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	213,000	0.68
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		100,000	106,000	0.34
KazMunayGas National Co. 8.375%, 07/02/2013		100,000	106,500	0.34
KazMunayGas National Co. 11.750%, 01/23/2015		150,000	180,750	0.58
KazMunayGas National Co. 9.125%, 07/02/2018		130,000	157,300	0.51
KazMunayGas National Co. 7.000%, 05/05/2020		270,000	295,650	0.95
KazMunayGas National Co. 6.375%, 04/09/2021		210,000	220,500	0.71
			1,483,700	4.77
Lebanon (Cost $655,548)
Lebanon (Rep of) 6.375%, 03/09/2020		310,000	328,212	1.06

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lebanon - (continued)
Lebanon (Rep of) 6.100%, 10/04/2022		325,000	$330,688	1.06
			658,900	2.12
Lithuania (Cost $724,243)
Lithuania (Rep of) 5.125%, 09/14/2017		100,000	98,250	0.32
Lithuania (Rep of) 7.375%, 02/11/2020		290,000	312,475	1.00
Lithuania (Rep of) 6.125%, 03/09/2021		100,000	98,500	0.32
Lithuania (Rep of) 6.625%, 02/01/2022(2)		200,000	202,776	0.65
			712,001	2.29
Malaysia (Cost $556,739)
Petronas Capital Ltd. 5.250%, 08/12/2019		260,000	294,463	0.95
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	268,375	0.86
			562,838	1.81
Mexico (Cost $2,075,712)
Mexico (Rep of) 5.625%, 01/15/2017		204,000	233,580	0.75
Mexico (Rep of) 5.950%, 03/19/2019		120,000	142,680	0.46
Mexico (Rep of) 5.125%, 01/15/2020		320,000	363,520	1.17
Mexico (Rep of) 3.625%, 03/15/2022		70,000	71,050	0.23
Mexico (Rep of) 8.300%, 08/15/2031		170,000	253,300	0.81
Mexico (Rep of) 6.750%, 09/27/2034		195,000	252,525	0.81
Mexico (Rep of) 6.050%, 01/11/2040		406,000	492,275	1.58
Pemex Project Funding Master Trust 5.750%, 03/01/2018		60,000	66,450	0.21
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	125,250	0.40
Petroleos Mexicanos 6.000%, 03/05/2020		40,000	44,900	0.15
Petroleos Mexicanos 6.500%, 06/02/2041(2)		100,000	111,623	0.36
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	17,800	0.06
			2,174,953	6.99
Morocco (Cost $201,678)
Morocco (Kingdom of) 4.500%, 10/05/2020	EUR	160,000	190,419	0.61
			190,419	0.61
Pakistan (Cost $121,712)
Pakistan (Rep of) 7.125%, 03/31/2016		150,000	111,000	0.36
			111,000	0.36
Panama (Cost $600,220)
Panama (Rep of) 7.250%, 03/15/2015		180,000	208,080	0.67
Panama (Rep of) 8.875%, 09/30/2027		90,000	134,100	0.43
Panama (Rep of) 9.375%, 04/01/2029		90,000	142,200	0.46
Panama (Rep of) 6.700%, 01/26/2036		105,000	133,875	0.43
			618,255	1.99
Peru (Cost $613,395)
Peru (Rep of) 8.375%, 05/03/2016		50,000	62,125	0.20
Peru (Rep of) 7.125%, 03/30/2019		100,000	126,250	0.41
Peru (Rep of) 7.350%, 07/21/2025		150,000	199,125	0.64
Peru (Rep of) 8.750%, 11/21/2033		164,000	250,100	0.80
			637,600	2.05
Philippines (Cost $2,058,947)
Philippine (Rep of) 8.375%, 06/17/2019		250,000	329,375	1.06
Philippine (Rep of) 4.000%, 01/15/2021		250,000	256,875	0.82
Philippine (Rep of) 10.625%, 03/16/2025		140,000	224,000	0.72
Philippine (Rep of) 5.500%, 03/30/2026		200,000	223,750	0.72
Philippine (Rep of) 9.500%, 02/02/2030		270,000	421,200	1.35
Philippine (Rep of) 7.750%, 01/14/2031		230,000	312,800	1.00
Philippine (Rep of) 6.375%, 10/23/2034		100,000	120,250	0.39

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines - (continued)
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		200,000	$248,000	0.80
			2,136,250	6.86
Poland (Cost $287,254)
Poland (Rep of) 6.375%, 07/15/2019		210,000	235,725	0.76
Poland (Rep of) 5.000%, 03/23/2022		50,000	50,562	0.16
			286,287	0.92
Qatar (Cost $124,342)
Qatar (Rep of) 6.400%, 01/20/2040		100,000	116,000	0.37
			116,000	0.37
Romania (Cost $49,553)
Romania (Rep of) 6.750%, 02/07/2022(2)		50,000	49,704	0.16
			49,704	0.16
Russian Federation (Cost $2,302,033)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	111,500	0.36
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	104,750	0.34
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		120,000	210,000	0.67
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		688,875	816,317	2.62
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	101,875	0.33
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		790,000	837,400	2.69
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		150,000	151,500	0.49
			2,333,342	7.50
Serbia (Cost $197,840)
Serbia (Rep of) 7.250%, 09/28/2021(2)		200,000	198,000	0.64
			198,000	0.64
South Africa (Cost $453,787)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	143,400	0.46
South Africa (Rep of) 5.500%, 03/09/2020		150,000	165,938	0.53
South Africa (Rep of) 5.875%, 05/30/2022		130,000	146,575	0.47
			455,913	1.46
Sri Lanka (Cost $311,642)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	105,750	0.34
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	197,500	0.63
			303,250	0.97
Tunisia (Cost $36,534)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		30,000	35,850	0.11
			35,850	0.11
Turkey (Cost $1,647,073)
Turkey (Rep of) 7.250%, 03/15/2015		80,000	87,400	0.28
Turkey (Rep of) 7.000%, 09/26/2016		130,000	143,488	0.46
Turkey (Rep of) 7.500%, 07/14/2017		100,000	113,250	0.36
Turkey (Rep of) 6.750%, 04/03/2018		260,000	285,350	0.92
Turkey (Rep of) 7.000%, 03/11/2019		100,000	110,500	0.36
Turkey (Rep of) 5.625%, 03/30/2021		100,000	100,375	0.32
Turkey (Rep of) 7.375%, 02/05/2025		250,000	281,562	0.90
Turkey (Rep of) 11.875%, 01/15/2030		40,000	64,950	0.21
Turkey (Rep of) 8.000%, 02/14/2034		110,000	129,250	0.42
Turkey (Rep of) 6.875%, 03/17/2036		114,000	118,702	0.38
Turkey (Rep of) 7.250%, 03/05/2038		40,000	43,500	0.14

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 6.750%, 05/30/2040		100,000	$102,000	0.33
			1,580,327	5.08
Ukraine (Cost $919,609)
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/2017(2)		150,000	126,562	0.41
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		110,000	105,738	0.34
Ukraine (Rep of) 6.875%, 09/23/2015		320,000	293,600	0.94
Ukraine (Rep of) 6.580%, 11/21/2016		100,000	87,750	0.28
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		260,000	231,400	0.74
			845,050	2.71
United Arab Emirates (Cost $709,202)
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	257,500	0.83
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		450,000	476,325	1.53
			733,825	2.36
Uruguay (Cost $954,149)
Uruguay (Rep of) 8.000%, 11/18/2022		333,000	452,880	1.45
Uruguay (Rep of) 6.875%, 09/28/2025		91,000	117,618	0.38
Uruguay (Rep of) 7.875%, 01/15/2033		242,000	338,195	1.09
Uruguay (Rep of) 7.625%, 03/21/2036		56,000	77,280	0.25
			985,973	3.17
Venezuela (Cost $1,919,232)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		100,000	68,750	0.22
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		75,000	65,888	0.21
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		310,000	161,200	0.52
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		140,000	70,350	0.22
Venezuela (Rep of) 8.500%, 10/08/2014		50,000	48,250	0.15
Venezuela (Rep of) 5.750%, 02/26/2016		70,000	57,225	0.18
Venezuela (Rep of) 7.750%, 10/13/2019		140,000	106,400	0.34
Venezuela (Rep of) 6.000%, 12/09/2020		70,000	45,500	0.15
Venezuela (Rep of) 12.750%, 08/23/2022		395,000	379,200	1.22
Venezuela (Rep of) 9.000%, 05/07/2023		180,000	135,900	0.44
Venezuela (Rep of) 8.250%, 10/13/2024		210,000	149,100	0.48
Venezuela (Rep of) 7.650%, 04/21/2025		75,000	51,000	0.16
Venezuela (Rep of) 11.750%, 10/21/2026		110,000	96,800	0.31
Venezuela (Rep of) 9.250%, 09/15/2027		160,000	123,600	0.40
Venezuela (Rep of) 9.250%, 05/07/2028		185,000	136,900	0.44
Venezuela (Rep of) 11.950%, 08/05/2031		345,000	301,357	0.97
Venezuela (Rep of) 9.375%, 01/13/2034		104,000	77,220	0.25
			2,074,640	6.66
Vietnam (Cost $297,759)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	104,750	0.34
Vietnam (Rep of) 6.750%, 01/29/2020		190,000	193,325	0.62
			298,075	0.96
Total Debt Securities (Cost $29,849,933)			30,273,821	97.27

Total Investments (Total Cost $29,849,933)			30,273,821	97.27

Other Assets Less Liabilities			850,761	2.73

Net Assets			$31,124,582	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the Ashmore Emerging Markets Sovereign Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/21/2012	Bank of America Los Angeles	United States Dollar	93,528	Euro	72,330	$(1,086)
02/21/2012	Midland Bank PLC London	United States Dollar	93,601	Euro	72,330	(1,014)

Total						$(2,100)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$5,189,977	$—	$5,189,977
Government Agencies	—	943,993	—	943,993
Government Bonds	—	23,613,976	—	23,613,976
Financial Certificates	—	525,875	—	525,875

Total Investments	$—	$30,273,821	$—	$30,273,821

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(2,100)	$—	$(2,100)

Total Other Financial Instruments	$—	$(2,100)	$—	$(2,100)

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $4,458,673)
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016(2)	BRL	800,000	$475,311	0.37
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016	BRL	250,000	148,558	0.12
Argentina Boden Bonos, FRN 0.439%, 08/03/2012		1,510,000	180,855	0.14
Argentina Boden Bonos 7.000%, 10/03/2015		370,000	351,513	0.28
Argentine (Rep of) 8.750%, 06/02/2017		98,000	97,314	0.08
Argentine (Rep of) 8.280%, 12/31/2033		306,776	236,218	0.18
Argentine (Rep of) 2.500%, 12/31/2038		710,000	273,350	0.21
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		650,000	681,688	0.53
WPE International Cooperatief UA 10.375%, 09/30/2020(2)		500,000	467,500	0.37
WPE International Cooperatief UA 10.375%, 09/30/2020		1,400,000	1,309,952	1.03
			4,222,259	3.31
Bahrain (Cost $97,798)
Bahrain (Rep of) 5.500%, 03/31/2020		100,000	95,000	0.08
			95,000	0.08
Barbados (Cost $1,200,739)
Columbus International, Inc. 11.500%, 11/20/2014		1,100,000	1,182,500	0.93
			1,182,500	0.93
Belarus (Cost $514,634)
Belarus (Rep of) 8.750%, 08/03/2015		350,000	323,750	0.25
Belarus (Rep of) 8.950%, 01/26/2018		250,000	228,750	0.18
			552,500	0.43
Brazil (Cost $14,939,208)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		300,000	347,286	0.27
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		250,000	274,410	0.21
Banco Votorantim S.A. 6.250%, 05/16/2016(2)	BRL	2,000,000	1,197,511	0.94
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	300,000	172,985	0.14
Brasil Telecom S.A. 9.750%, 09/15/2016(2)	BRL	3,400,000	1,931,999	1.52
Braskem Finance Ltd. 5.750%, 04/15/2021(2)		200,000	199,696	0.16
Braskem Finance Ltd. 5.750%, 04/15/2021		300,000	299,472	0.23
Brazil (Fed Rep of) 12.500%, 01/05/2016	BRL	820,000	544,813	0.43
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	118,250	0.09
Brazil (Fed Rep of) 5.875%, 01/15/2019		300,000	358,500	0.28
Brazil (Fed Rep of) 4.875%, 01/22/2021		700,000	787,500	0.62
Brazil (Fed Rep of) 8.875%, 04/15/2024		120,000	179,400	0.14
Brazil (Fed Rep of) 10.125%, 05/15/2027		290,000	481,400	0.38
Brazil (Fed Rep of) 8.250%, 01/20/2034		370,000	560,550	0.44
Brazil (Fed Rep of) 7.125%, 01/20/2037		480,000	655,200	0.51
Brazil (Fed Rep of) 5.625%, 01/07/2041		750,000	865,500	0.68
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 05/15/2015	BRL	1,800,000	2,251,740	1.77
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	200,000	250,928	0.20
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2013	BRL	1,350,000	772,514	0.61

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2014	BRL	150,000	$85,493	0.07
Itau Unibanco Holding S.A. 10.500%, 11/23/2015(2)	BRL	400,000	242,640	0.19
Itau Unibanco Holding S.A. 10.500%, 11/23/2015	BRL	890,000	539,873	0.42
JBS Finance II Ltd. 8.250%, 01/29/2018		500,000	486,610	0.38
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,300,000	1,096,901	0.86
Marfrig Overseas Ltd. 9.500%, 05/04/2020		200,000	170,948	0.13
			14,872,119	11.67
Chile (Cost $2,392,940)
Banco del Estado de Chile 4.125%, 10/07/2020		200,000	205,588	0.16
Banco Santander Chile 6.500%, 09/22/2020	CLP	400,000,000	803,513	0.63
Chile (Rep of) 3.250%, 09/14/2021		100,000	102,302	0.08
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		200,000	207,134	0.16
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021(2)		200,000	209,408	0.16
Empresa Nacional del Petroleo 6.250%, 07/08/2019		300,000	337,311	0.27
Empresa Nacional del Petroleo 5.250%, 08/10/2020		100,000	107,585	0.08
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		150,000	133,500	0.11
Inversiones Alsacia S.A. 8.000%, 08/18/2018		350,000	315,322	0.25
			2,421,663	1.90
China (Cost $5,522,819)
Central China Real Estate Ltd. 12.250%, 10/20/2015(2)		200,000	192,750	0.15
Central China Real Estate Ltd. 12.250%, 10/20/2015		600,000	576,000	0.45
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		1,000,000	920,000	0.72
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	165,500	0.13
Hyva Global B.V. 8.625%, 03/24/2016		900,000	744,750	0.58
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		500,000	414,945	0.33
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNY	6,000,000	903,923	0.71
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020(2)		450,000	440,395	0.35
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	97,016	0.08
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		330,000	311,214	0.24
Sino-Forest Corp. 5.000%, 08/01/2013(2)		76,000	24,320	0.02
Sino-Forest Corp. 10.250%, 07/28/2014		226,000	76,840	0.06
Sino-Forest Corp. 10.250%, 07/28/2014(2)		30,000	9,900	0.01
Sino-Forest Corp. 4.250%, 12/15/2016(2)		174,000	57,420	0.04
Sino-Forest Corp. 4.250%, 12/15/2016		10,000	3,300	—
Sino-Forest Corp. 6.250%, 10/21/2017		400,000	130,000	0.10
Sino-Forest Corp. 6.250%, 10/21/2017(2)		28,000	8,960	0.01
			5,077,233	3.98
Colombia (Cost $4,122,316)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,011,000,000	707,454	0.55
Colombia (Rep of) 7.375%, 01/27/2017		540,000	661,500	0.52
Colombia (Rep of) 7.375%, 03/18/2019		440,000	558,800	0.44
Colombia (Rep of) 11.750%, 02/25/2020		250,000	393,750	0.31
Colombia (Rep of) 7.750%, 04/14/2021	COP	76,000,000	50,481	0.04
Colombia (Rep of) 4.375%, 07/12/2021		200,000	214,500	0.17
Colombia (Rep of) 8.125%, 05/21/2024		330,000	462,825	0.36
Colombia (Rep of) 7.375%, 09/18/2037		200,000	275,000	0.22
Colombia (Rep of) 6.125%, 01/18/2041		390,000	470,925	0.37
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	770,000,000	455,296	0.36
			4,250,531	3.34
Croatia (Cost $408,490)
Croatia (Rep of) 6.750%, 11/05/2019		100,000	96,000	0.08
Croatia (Rep of) 6.625%, 07/14/2020		100,000	94,750	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia - (continued)
Croatia (Rep of) 6.375%, 03/24/2021		200,000	$185,500	0.15
			376,250	0.30
Czech Republic (Cost $776,390)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	550,000	571,284	0.45
			571,284	0.45
Dominican Republic (Cost $313,605)
Dominican (Rep of) 7.500%, 05/06/2021(2)		100,000	100,500	0.08
Dominican (Rep of) 7.500%, 05/06/2021		200,000	204,000	0.16
			304,500	0.24
Ecuador (Cost $201,654)
Ecuador (Rep of) 9.375%, 12/15/2015		200,000	201,000	0.16
			201,000	0.16
Egypt (Cost $406,958)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	181,000	0.14
Nile Finance Ltd. 5.250%, 08/05/2015		200,000	188,500	0.15
			369,500	0.29
El Salvador (Cost $1,754,900)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	108,000	0.09
El Salvador (Rep of) 8.250%, 04/10/2032		50,000	54,875	0.04
El Salvador (Rep of) 7.650%, 06/15/2035		225,000	232,875	0.18
El Salvador (Rep of) 7.625%, 02/01/2041		300,000	303,000	0.24
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017(2)		300,000	311,250	0.24
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		700,000	724,780	0.57
			1,734,780	1.36
Georgia (Cost $414,174)
Georgia (Rep of) 6.875%, 04/12/2021		400,000	411,000	0.32
			411,000	0.32
Ghana (Cost $222,213)
Ghana (Rep of) 8.500%, 10/04/2017		200,000	221,250	0.17
			221,250	0.17
Hungary (Cost $539,738)
Hungary (Rep of) 6.250%, 01/29/2020		230,000	212,750	0.17
Hungary (Rep of) 6.375%, 03/29/2021		230,000	212,750	0.17
Hungary (Rep of) 7.625%, 03/29/2041		70,000	64,750	0.05
			490,250	0.39
India (Cost $782,297)
ICICI Bank Ltd. 5.750%, 11/16/2020(2)		200,000	196,864	0.15
ICICI Bank Ltd. 5.750%, 11/16/2020		600,000	585,240	0.46
			782,104	0.61
Indonesia (Cost $5,309,549)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		500,000	563,750	0.44
GT 2005 Bonds B.V. 6.000%, 07/21/2014		950,000	874,712	0.69
Indonesia (Rep of) 6.750%, 03/10/2014		100,000	108,250	0.09
Indonesia (Rep of) 10.375%, 05/04/2014		200,000	233,500	0.18
Indonesia (Rep of) 7.500%, 01/15/2016		250,000	293,125	0.23
Indonesia (Rep of) 6.875%, 01/17/2018		400,000	474,500	0.37
Indonesia (Rep of) 11.625%, 03/04/2019		150,000	222,750	0.17
Indonesia (Rep of) 5.875%, 03/13/2020		250,000	284,688	0.22
Indonesia (Rep of) 4.875%, 05/05/2021		400,000	430,000	0.34
Indonesia (Rep of) 8.500%, 10/12/2035		350,000	509,688	0.40
Indonesia (Rep of) 6.625%, 02/17/2037		350,000	427,000	0.34
Indonesia (Rep of) 7.750%, 01/17/2038		300,000	409,500	0.32

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Majapahit Holding B.V. 7.750%, 10/17/2016		200,000	$229,500	0.18
Majapahit Holding B.V. 8.000%, 08/07/2019		200,000	238,500	0.19
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	118,250	0.09
			5,417,713	4.25
Iraq (Cost $1,193,505)
Iraq (Rep of) 5.800%, 01/15/2028		1,300,000	1,007,500	0.79
			1,007,500	0.79
Ivory Coast (Cost $620,970)
Ivory Coast (Rep of) 3.750%, 12/31/2032(3)		1,180,000	675,550	0.53
			675,550	0.53
Jamaica (Cost $1,166,468)
Digicel Group Ltd. 8.875%, 01/15/2015		1,150,000	1,155,968	0.91
			1,155,968	0.91
Jordan (Cost $385,884)
Jordan (Rep of) 3.875%, 11/12/2015		400,000	372,000	0.29
			372,000	0.29
Kazakhstan (Cost $6,741,321)
BTA Bank JSC 10.750%, 07/01/2018(3)		2,450,000	459,375	0.36
BTA Bank JSC 0.000%, 06/30/2020		1,100,000	55,000	0.04
BTA Bank JSC 7.200%, 07/01/2025(3)		1,700,000	85,000	0.07
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	204,000	0.16
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	213,000	0.17
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250%, 05/20/2015		250,000	265,000	0.21
KazMunayGas National Co. 8.375%, 07/02/2013		250,000	266,250	0.21
KazMunayGas National Co. 11.750%, 01/23/2015		300,000	361,500	0.28
KazMunayGas National Co. 9.125%, 07/02/2018		320,000	387,200	0.30
KazMunayGas National Co. 7.000%, 05/05/2020		310,000	339,450	0.27
KazMunayGas National Co. 6.375%, 04/09/2021		200,000	210,000	0.16
Zhaikmunai LLP 10.500%, 10/19/2015(2)		1,400,000	1,414,000	1.11
Zhaikmunai LLP 10.500%, 10/19/2015		200,000	202,500	0.16
			4,462,275	3.50
Kuwait (Cost $221,518)
Kuwait Projects Co. 9.375%, 07/15/2020		200,000	217,000	0.17
			217,000	0.17
Lebanon (Cost $1,429,660)
Lebanon (Rep of) 5.150%, 11/12/2018		150,000	149,250	0.12
Lebanon (Rep of) 6.375%, 03/09/2020		445,000	471,144	0.37
Lebanon (Rep of) 8.250%, 04/12/2021		150,000	177,750	0.14
Lebanon (Rep of) 6.100%, 10/04/2022		635,000	646,112	0.50
			1,444,256	1.13
Lithuania (Cost $1,242,587)
Lithuania (Rep of) 5.125%, 09/14/2017		150,000	147,375	0.12
Lithuania (Rep of) 7.375%, 02/11/2020		550,000	592,625	0.46
Lithuania (Rep of) 6.125%, 03/09/2021		210,000	206,850	0.16
Lithuania (Rep of) 6.625%, 02/01/2022(2)		250,000	253,470	0.20
			1,200,320	0.94
Malaysia (Cost $1,062,378)
Petronas Capital Ltd. 5.250%, 08/12/2019		500,000	566,276	0.45
Petronas Capital Ltd. 7.875%, 05/22/2022		200,000	270,680	0.21
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021(2)		250,000	268,712	0.21
			1,105,668	0.87

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (Cost $8,661,645)
Cemex Espana Luxembourg 9.250%, 05/12/2020		1,370,000	$1,166,089	0.92
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		300,000	263,625	0.21
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		1,100,000	962,027	0.76
Comision Federal de Electricidad 4.875%, 05/26/2021(2)		200,000	204,584	0.16
Grupo Papelero Scribe S.A. 8.875%, 04/07/2020		200,000	170,112	0.13
Mexican Bonos 9.500%, 12/18/2014	MXN	11,300,000	977,123	0.77
Mexican Bonos 8.000%, 12/17/2015	MXN	2,140,000	181,774	0.14
Mexican Bonos 7.250%, 12/15/2016	MXN	9,000,000	755,220	0.59
Mexico (Rep of) 5.625%, 01/15/2017		358,000	409,910	0.32
Mexico (Rep of) 5.950%, 03/19/2019		236,000	280,604	0.22
Mexico (Rep of) 5.125%, 01/15/2020		530,000	602,080	0.47
Mexico (Rep of) 3.625%, 03/15/2022		126,000	127,890	0.10
Mexico (Rep of) 8.300%, 08/15/2031		250,000	372,500	0.29
Mexico (Rep of) 6.750%, 09/27/2034		270,000	349,650	0.27
Mexico (Rep of) 6.050%, 01/11/2040		710,000	860,875	0.68
Pemex Project Funding Master Trust 5.750%, 03/01/2018		102,000	112,965	0.09
Petroleos Mexicanos 8.000%, 05/03/2019		140,000	175,350	0.14
Petroleos Mexicanos 6.000%, 03/05/2020		80,000	89,800	0.07
Petroleos Mexicanos 6.500%, 06/02/2041		130,000	145,110	0.11
Petroleos Mexicanos 6.500%, 06/02/2041(2)		82,000	91,225	0.07
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	250,675	0.20
			8,549,188	6.71
Morocco (Cost $330,402)
Morocco (Kingdom of) 4.500%, 10/05/2020	EUR	250,000	297,530	0.23
			297,530	0.23
Nigeria (Cost $1,564,620)
Afren PLC 11.500%, 02/01/2016(2)		600,000	629,250	0.49
Afren PLC 11.500%, 02/01/2016		700,000	734,125	0.58
Nigeria (Fed Rep of) 6.750%, 01/28/2021		200,000	210,000	0.17
			1,573,375	1.24
Pakistan (Cost $306,492)
Pakistan (Rep of) 7.125%, 03/31/2016		350,000	259,000	0.20
			259,000	0.20
Panama (Cost $1,281,663)
Panama (Rep of) 7.250%, 03/15/2015		280,000	323,680	0.26
Panama (Rep of) 8.875%, 09/30/2027		140,000	208,600	0.16
Panama (Rep of) 9.375%, 04/01/2029		180,000	284,400	0.22
Panama (Rep of) 6.700%, 01/26/2036		240,000	306,000	0.24
Sable International Finance Ltd. 8.750%, 02/01/2020(2)		200,000	207,500	0.16
			1,330,180	1.04
Peru (Cost $1,511,287)
Banco Internacional del Peru SAA 5.750%, 10/07/2020		200,000	194,386	0.15
Peru (Rep of) 8.375%, 05/03/2016		130,000	161,525	0.13
Peru (Rep of) 7.125%, 03/30/2019		90,000	113,625	0.09
Peru (Rep of) 7.350%, 07/21/2025		360,000	477,900	0.38
Peru (Rep of) 8.750%, 11/21/2033		298,000	454,450	0.36
Southern Copper Corp. 6.750%, 04/16/2040		200,000	209,914	0.16
			1,611,800	1.27
Philippines (Cost $3,767,018)
Philippines (Rep of) 8.375%, 06/17/2019		400,000	527,000	0.42
Philippines (Rep of) 4.000%, 01/15/2021		500,000	513,750	0.40
Philippines (Rep of) 7.500%, 09/25/2024		100,000	128,750	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines - (continued)
Philippines (Rep of) 10.625%, 03/16/2025		260,000	$416,000	0.33
Philippines (Rep of) 5.500%, 03/30/2026		400,000	447,500	0.35
Philippines (Rep of) 9.500%, 02/02/2030		370,000	577,200	0.45
Philippines (Rep of) 7.750%, 01/14/2031		350,000	476,000	0.37
Philippines (Rep of) 6.375%, 10/23/2034		300,000	360,750	0.28
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		400,000	496,000	0.39
			3,942,950	3.09
Poland (Cost $2,603,721)
Eileme 2 AB 11.625%, 01/31/2020(2)		650,000	661,375	0.52
Poland (Rep of) 6.375%, 07/15/2019		400,000	449,000	0.35
Poland (Rep of) 5.000%, 03/23/2022		50,000	50,562	0.04
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	950,000	1,286,143	1.01
			2,447,080	1.92
Qatar (Cost $2,195,432)
CBQ Finance Ltd. 7.500%, 11/18/2019		800,000	924,000	0.73
Nakilat, Inc. 6.067%, 12/31/2033		500,000	538,855	0.42
Nakilat, Inc. 6.267%, 12/31/2033		194,048	208,861	0.16
Qatar (Rep of) 6.400%, 01/20/2040		500,000	580,000	0.46
			2,251,716	1.77
Romania (Cost $99,107)
Romania (Rep of) 6.750%, 02/07/2022(2)		100,000	99,407	0.08
			99,407	0.08
Russian Federation (Cost $7,145,884)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 9.000%, 06/11/2014		100,000	110,250	0.09
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	111,500	0.09
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		300,000	314,250	0.25
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		160,000	280,000	0.22
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		1,666,660	1,974,992	1.55
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		400,000	385,808	0.30
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		2,700,000	2,605,500	2.04
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	101,875	0.08
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		1,000,000	1,060,000	0.83
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		150,000	151,500	0.12
			7,095,675	5.57
Saudi Arabia (Cost $581,187)
Dar Al-Arkan International Sukuk Co., FRN 2.817%, 07/16/2012		600,000	564,000	0.44
			564,000	0.44
Senegal (Cost $206,246)
Senegal (Rep of) 8.750%, 05/13/2021		200,000	198,750	0.16
			198,750	0.16
Serbia (Cost $196,608)
Serbia (Rep of) 7.250%, 09/28/2021(2)		200,000	198,000	0.16
			198,000	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $2,009,307)
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	200,000	$223,554	0.18
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		900,000	758,250	0.59
South Africa (Rep of) 6.875%, 05/27/2019		350,000	418,250	0.33
South Africa (Rep of) 5.500%, 03/09/2020		200,000	221,250	0.17
South Africa (Rep of) 5.875%, 05/30/2022		250,000	281,875	0.22
			1,903,179	1.49
South Korea (Cost $784,847)
Woori Bank Co. Ltd. 6.208%, 05/02/2037		800,000	768,000	0.60
			768,000	0.60
Sri Lanka (Cost $515,328)
Sri Lanka (Rep of) 7.400%, 01/22/2015		200,000	211,500	0.17
Sri Lanka (Rep of) 6.250%, 10/04/2020		100,000	99,750	0.08
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	197,500	0.15
			508,750	0.40
Tunisia (Cost $59,942)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		50,000	59,750	0.05
			59,750	0.05
Turkey (Cost $7,242,886)
Turkey (Rep of) 0.000%, 11/07/2012	TRY	3,400,000	1,781,768	1.40
Turkey (Rep of) 0.000%, 07/17/2013	TRY	5,014,000	2,476,383	1.94
Turkey (Rep of) 7.250%, 03/15/2015		150,000	163,875	0.13
Turkey (Rep of) 7.000%, 09/26/2016		200,000	220,750	0.17
Turkey (Rep of) 7.500%, 07/14/2017		130,000	147,225	0.12
Turkey (Rep of) 6.750%, 04/03/2018		550,000	603,625	0.47
Turkey (Rep of) 7.000%, 03/11/2019		100,000	110,500	0.09
Turkey (Rep of) 7.500%, 11/07/2019		100,000	113,375	0.09
Turkey (Rep of) 7.000%, 06/05/2020		65,000	71,419	0.06
Turkey (Rep of) 5.625%, 03/30/2021		100,000	100,375	0.08
Turkey (Rep of) 7.375%, 02/05/2025		400,000	450,500	0.35
Turkey (Rep of) 11.875%, 01/15/2030		70,000	113,663	0.09
Turkey (Rep of) 8.000%, 02/14/2034		170,000	199,750	0.16
Turkey (Rep of) 6.875%, 03/17/2036		250,000	260,313	0.20
Turkey (Rep of) 7.250%, 03/05/2038		50,000	54,375	0.04
Turkey (Rep of) 6.750%, 05/30/2040		200,000	204,000	0.16
			7,071,896	5.55
Ukraine (Cost $3,172,799)
Ferrexpo Finance PLC 7.875%, 04/07/2016		1,200,000	1,068,000	0.84
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/2017(2)		100,000	84,375	0.07
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		295,000	283,569	0.22
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		200,000	171,000	0.13
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	169,500	0.13
Ukraine (Rep of) 7.650%, 06/11/2013		150,000	146,062	0.12
Ukraine (Rep of) 6.875%, 09/23/2015		320,000	293,600	0.23
Ukraine (Rep of) 6.250%, 06/17/2016		200,000	175,500	0.14
Ukraine (Rep of) 6.580%, 11/21/2016		150,000	131,625	0.10
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		400,000	356,000	0.28
			2,879,231	2.26
United Arab Emirates (Cost $10,400,098)
Atlantic Finance Ltd. 10.750%, 05/27/2014		1,400,000	1,533,000	1.20
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	257,500	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates - (continued)
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	1,850,000	$2,147,659	1.69
Dubai Holding Commercial Operations MTN Ltd., FRN 0.804%, 02/01/2012		1,000,000	993,870	0.78
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	500,000	613,376	0.48
Dubai Sukuk Centre Ltd., FRN 0.917%, 06/13/2012		1,700,000	1,632,000	1.28
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		210,000	218,400	0.17
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		810,000	857,385	0.67
Jafz Sukuk Ltd., FRN 2.991%, 11/27/2012	AED	7,400,000	1,906,621	1.50
			10,159,811	7.97
Uruguay (Cost $3,559,590)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	13,210,000	1,097,698	0.86
Uruguay (Rep of) 8.000%, 11/18/2022		646,000	878,560	0.69
Uruguay (Rep of) 6.875%, 09/28/2025		54,000	69,795	0.06
Uruguay (Rep of) 6.875%, 09/28/2025		100,000	129,250	0.10
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,500,000	330,142	0.26
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	5,570,000	288,159	0.23
Uruguay (Rep of) 7.875%, 01/15/2033		451,000	630,272	0.49
Uruguay (Rep of) 7.625%, 03/21/2036		95,000	131,100	0.10
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	530,000	33,766	0.03
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	4,923	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	11,751	0.01
			3,605,416	2.83
Venezuela (Cost $3,685,428)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		200,000	137,500	0.11
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		150,000	131,775	0.10
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		610,000	317,200	0.25
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		300,000	150,750	0.12
Venezuela (Rep of) 8.500%, 10/08/2014		170,000	164,050	0.13
Venezuela (Rep of) 7.750%, 10/13/2019		200,000	152,000	0.12
Venezuela (Rep of) 6.000%, 12/09/2020		100,000	65,000	0.05
Venezuela (Rep of) 12.750%, 08/23/2022		520,000	499,125	0.39
Venezuela (Rep of) 9.000%, 05/07/2023		240,000	181,200	0.14
Venezuela (Rep of) 8.250%, 10/13/2024		350,000	248,500	0.19
Venezuela (Rep of) 7.650%, 04/21/2025		430,000	292,400	0.23
Venezuela (Rep of) 11.750%, 10/21/2026		460,000	404,800	0.32
Venezuela (Rep of) 9.250%, 09/15/2027		330,000	254,925	0.20
Venezuela (Rep of) 9.250%, 05/07/2028		340,000	251,600	0.20
Venezuela (Rep of) 11.950%, 08/05/2031		640,000	559,040	0.44
Venezuela (Rep of) 9.375%, 01/13/2034		179,000	132,908	0.10
			3,942,773	3.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam (Cost $418,524)
Vietnam (Rep of) 6.875%, 01/15/2016		200,000	$209,500	0.16
Vietnam (Rep of) 6.750%, 01/29/2020		200,000	203,500	0.16
			413,000	0.32
Total Debt Securities (Cost $120,743,447)			116,924,430	91.75

Fully Funded Total Return Swaps

India (Cost $939,607)
India Government Bond, Issued by HSBC 7.490% 04/16/2017	INR	1,130,000	22,050	0.02
India Government Bond, Issued by HSBC 7.830% 04/11/2018	INR	11,700,000	230,655	0.18
India Government Bond, Issued by HSBC 9.150% 11/14/2024	INR	14,000,000	299,362	0.24
Rural Electrification Corp. Ltd. 9.350% 10/19/2016	INR	18,000,000	362,442	0.28
			914,509	0.72
Russian Federation (Cost $281,577)
Russian Federal Bond - OFZ 6.900% 08/03/2016	RUB	8,900,000	287,263	0.22
			287,263	0.22
Total Fully Funded Total Return Swaps (Cost $1,221,184)			1,201,772	0.94

Total Investments (Total Cost $121,964,631)			118,126,202	92.69

Other Assets Less Liabilities			9,312,803	7.31

Net Assets			$127,439,005	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2012	Citibank London	United States Dollar	300,000	Brazilian Real	556,500	$(18,510)
02/02/2012	Union Bank of Switzerland	United States Dollar	90,000	Brazilian Real	166,748	(5,437)
02/06/2012	UBS Securities	Indian Rupee	16,796,500	United States Dollar	361,176	(22,035)
02/06/2012	Barclays Wholesale GTS	South African Rand	4,448,730	United States Dollar	550,000	18,245
02/06/2012	Deutsche Bank	South African Rand	806,429	United States Dollar	100,000	3,007
02/06/2012	Union Bank of Switzerland	South African Rand	15,099,524	United States Dollar	1,880,038	48,653
02/06/2012	Deutsche Bank	United States Dollar	334,126	Indian Rupee	16,796,500	(5,016)
02/07/2012	Barclays Wholesale GTS	Polish Zloty	1,515,448	United States Dollar	440,000	29,304
02/07/2012	Union Bank of Switzerland	Polish Zloty	4,266,376	United States Dollar	1,274,877	46,335
02/07/2012	Barclays Wholesale GTS	Russian Rouble	2,423,774	United States Dollar	78,067	1,892
02/07/2012	Bank of America Los Angeles	United States Dollar	53,789	Russian Rouble	1,700,000	(2,293)
02/07/2012	Barclays Wholesale GTS	United States Dollar	24,014	Russian Rouble	723,774	137
02/09/2012	Bank of America Los Angeles	Indonesian Rupiah	912,100,000	United States Dollar	100,000	1,366
02/09/2012	Standard Chartered London	Indonesian Rupiah	1,198,600,000	United States Dollar	130,000	3,206
02/09/2012	Union Bank of Switzerland	Indonesian Rupiah	4,978,152,655	United States Dollar	544,358	8,889
02/09/2012	Barclays Wholesale GTS	Israeli Shekel	417,505	United States Dollar	110,000	1,534
02/09/2012	Citibank London	Israeli Shekel	1,580,074	United States Dollar	431,066	(8,960)
02/09/2012	Midland Bank	Israeli Shekel	186,995	United States Dollar	50,000	(46)
02/09/2012	Morgan Stanley & Co. International	Israeli Shekel	230,556	United States Dollar	60,000	1,591
02/09/2012	HSBC	Israeli Shekel	261,905	United States Dollar	70,000	(34)
02/09/2012	Standard Chartered London	United States Dollar	690,000	Indonesian Rupiah	6,223,800,000	(1,682)
02/09/2012	Barclays Wholesale GTS	United States Dollar	40,689	Israeli Shekel	148,978	890
02/09/2012	Morgan Stanley & Co. International	United States Dollar	60,000	Israeli Shekel	224,215	103
02/13/2012	Midland Bank	Malaysian Ringgit	6,785,279	United States Dollar	2,147,920	80,333
02/13/2012	Bank of America Los Angeles	Taiwan Dollar	35,157,389	United States Dollar	1,173,086	15,383
02/13/2012	Morgan Stanley & Co. International	United States Dollar	1,088,787	Malaysian Ringgit	3,344,210	(9,435)
02/21/2012	Barclays Wholesale GTS	Korean Won	1,320,907,789	United States Dollar	1,139,549	36,127
02/21/2012	Barclays Wholesale GTS	Thai Baht	41,029,725	United States Dollar	1,289,756	35,420
02/21/2012	Standard Chartered London	Thai Baht	11,047,750	United States Dollar	350,000	6,820
02/21/2012	Union Bank of Switzerland	United States Dollar	654,176	British Pound	425,365	(16,001)
02/21/2012	Bank of America Los Angeles	United States Dollar	2,383,962	Euro	1,843,631	(27,693)
02/21/2012	Midland Bank	United States Dollar	2,385,815	Euro	1,843,631	(25,840)
02/21/2012	Barclays Wholesale GTS	United States Dollar	505,443	Thai Baht	15,623,243	844
02/23/2012	Barclays Wholesale GTS	Indian Rupee	32,712,994	United States Dollar	630,673	27,249
02/27/2012	Midland Bank	Indonesian Rupiah	4,033,198,100	United States Dollar	438,534	8,973
02/27/2012	Union Bank of Switzerland	Philippine Peso	54,769,969	United States Dollar	1,252,028	22,208
02/28/2012	Bank of America Los Angeles	Malaysian Ringgit	435,030	United States Dollar	139,845	2,872
02/29/2012	Bank of America Los Angeles	Polish Zloty	7,740,293	United States Dollar	2,307,195	84,362
02/29/2012	Union Bank of Switzerland	Polish Zloty	4,654,241	United States Dollar	1,325,013	113,031
02/29/2012	Union Bank of Switzerland	Romanian Leu	5,729,347	United States Dollar	1,673,291	47,583
02/29/2012	Barclays Wholesale GTS	Russian Rouble	723,774	United States Dollar	23,944	(137)
02/29/2012	Midland Bank	Singapore Dollar	3,700,000	United States Dollar	2,850,539	90,931
02/29/2012	Morgan Stanley & Co. International	United States Dollar	611,041	Euro	472,193	(6,644)
03/02/2012	Barclays Wholesale GTS	United States Dollar	411,826	Brazilian Real	723,248	1,118
03/06/2012	Deutsche Bank	Indian Rupee	16,796,500	United States Dollar	331,553	5,300
03/09/2012	Union Bank of Switzerland	Chilean Peso	522,255,598	United States Dollar	1,018,538	46,377
03/09/2012	Bank of America Los Angeles	Colombian Peso	242,548,132	United States Dollar	128,339	5,470
03/09/2012	Bank of America Los Angeles	Mexican Peso	4,691,490	United States Dollar	340,000	18,794
03/09/2012	Barclays Wholesale GTS	Mexican Peso	6,874,500	United States Dollar	500,000	25,745
03/09/2012	Citibank London	Mexican Peso	69,160,508	United States Dollar	5,018,176	271,051
03/09/2012	Bank of America Los Angeles	United States Dollar	200,000	Chilean Peso	103,470,000	(10,983)
03/09/2012	Midland Bank	United States Dollar	100,000	Colombian Peso	188,400,000	(3,936)
03/09/2012	Bank of America Los Angeles	United States Dollar	700,000	Mexican Peso	9,661,400	(38,880)
03/15/2012	Union Bank of Switzerland	United States Dollar	298,125	Malaysian Ringgit	939,450	(9,774)
03/21/2012	Barclays Wholesale GTS	Thai Baht	15,623,243	United States Dollar	504,790	(1,044)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/29/2012	Barclays Wholesale GTS	United States Dollar	600,000	Czech Koruna	12,131,832	$(26,611)
03/30/2012	Union Bank of Switzerland	Hungarian Forint	217,115,089	United States Dollar	934,230	24,306
03/30/2012	Bank of America Los Angeles	Russian Rouble	26,435,911	United States Dollar	825,606	39,974
03/30/2012	Barclays Wholesale GTS	Russian Rouble	19,332,540	United States Dollar	600,000	32,997
03/30/2012	Union Bank of Switzerland	Russian Rouble	19,176,000	United States Dollar	600,000	27,872
03/30/2012	Standard Chartered London	Singapore Dollar	3,142,960	United States Dollar	2,464,100	34,642
04/03/2012	UBS Securities	Brazilian Real	981,450	United States Dollar	540,000	13,531
04/03/2012	Barclays Wholesale GTS	United States Dollar	2,558,983	Brazilian Real	4,841,852	(171,790)
04/03/2012	Midland Bank	United States Dollar	521,854	Brazilian Real	981,450	(31,678)
04/03/2012	Union Bank of Switzerland	United States Dollar	2,559,051	Brazilian Real	4,841,852	(171,722)
04/13/2012	Union Bank of Switzerland	Indian Rupee	37,112,300	United States Dollar	677,170	60,519
04/19/2012	Morgan Stanley & Co. International	Malaysian Ringgit	1,472,090	United States Dollar	466,871	14,650
04/20/2012	Union Bank of Switzerland	Malaysian Ringgit	2,676,595	United States Dollar	848,689	26,779
04/25/2012	Midland Bank	Turkish Lira	3,783,546	United States Dollar	1,950,000	138,685
04/25/2012	Midland Bank	United States Dollar	1,104,020	Turkish Lira	2,065,180	(36,051)
04/25/2012	Bank of America Los Angeles	United States Dollar	610,000	Turkish Lira	1,165,893	(33,624)
04/25/2012	Midland Bank	United States Dollar	250,000	Turkish Lira	477,830	(13,783)
04/27/2012	Deutsche Bank	Hungarian Forint	217,115,089	United States Dollar	930,985	24,635
04/30/2012	Barclays Wholesale GTS	Czech Koruna	70,738,350	United States Dollar	3,640,677	13,164
05/07/2012	Bank of America Los Angeles	Russian Rouble	1,700,000	United States Dollar	53,093	2,265

Total						$865,523

At January 31, 2012, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.755%	BRL	4,702,954	01/02/2013	$2,351	HSBC
Brazil CETIP Interbank Deposit Rate	9.930%		2,791,516	01/02/2013	3,649	Barclays Capital
Brazil CETIP Interbank Deposit Rate	9.968%		1,322,555	01/02/2013	2,934	HSBC
Brazil CETIP Interbank Deposit Rate	10.415%		11,549,115	01/02/2013	43,350	HSBC
Brazil CETIP Interbank Deposit Rate	12.520%		3,934,111	01/02/2013	73,176	Barclays Capital
Brazil CETIP Interbank Deposit Rate	12.690%		1,925,384	01/02/2013	37,372	HSBC
Brazil CETIP Interbank Deposit Rate	11.180%		1,089,611	01/02/2014	13,884	Morgan Stanley
Brazil CETIP Interbank Deposit Rate	10.500%		542,203	01/02/2017	4,740	HSBC
Brazil CETIP Interbank Deposit Rate	10.640%		477,528	01/02/2017	2,461	Barclays Capital
Brazil CETIP Interbank Deposit Rate	10.880%		2,260,555	01/02/2017	(2,396)	HSBC
National Stock Exchange Interbank Rate	7.520%	INR	120,000,000	01/19/2014	3,337	HSBC

					$184,858

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$55,014,886	$—	$55,014,886
Corporate Convertible Bonds	—	85,040	—	85,040
Government Agencies	—	1,746,786	—	1,746,786
Government Bonds	—	53,103,073	—	53,103,073
Financial Certificates	—	2,722,213	—	2,722,213
Index Linked Government Bonds	—	4,252,432	—	4,252,432
Fully Funded Total Return Swaps	—	1,201,772	—	1,201,772

Total Investments	$—	$118,126,202	$—	$118,126,202

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,565,162	$—	$1,565,162
Interest Rate Swap Contracts	—	187,254	—	187,254
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(699,639)	—	(699,639)
Interest Rate Swap Contracts	—	(2,396)	—	(2,396)

Total Other Financial Instruments	$—	$1,050,381	$—	$1,050,381

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At January 31, 2012 there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on October 31, 2011. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,335,360)
Banco do Brasil S.A.	BRL	13,100	$203,863	2.23
Cia Hering	BRL	3,200	76,923	0.84
Cosan Ltd., Class A		4,900	62,916	0.69
Duratex S.A.	BRL	5,800	32,499	0.35
Embraer S.A. ADR		1,512	41,459	0.45
Estacio Participacoes S.A.	BRL	2,900	32,980	0.36
Even Construtora e Incorporadora S.A.	BRL	14,000	57,692	0.63
Hypermarcas S.A.	BRL	8,408	51,106	0.56
Iochpe-Maxion S.A.	BRL	1,700	28,703	0.31
Lojas Renner S.A.	BRL	2,700	91,175	1.00
PDG Realty S.A. Empreendimentos e Participacoes	BRL	12,800	51,868	0.57
Petroleo Brasileiro S.A. ADR		13,493	412,211	4.50
Vale S.A. ADR		10,900	275,770	3.01
			1,419,165	15.50
Chile (Cost $58,583)
Antofagasta PLC	GBP	1,280	26,080	0.29
Cia Cervecerias Unidas S.A. ADR		600	37,596	0.41
			63,676	0.70
China (Cost $1,602,936)
AAC Technologies Holdings, Inc.	HKD	36,000	87,919	0.96
Baidu, Inc. ADR		700	89,264	0.98
Belle International Holdings Ltd.	HKD	58,000	94,232	1.03
China Merchants Bank Co. Ltd., Class H	HKD	113,500	250,553	2.74
China Mobile Ltd.	HKD	7,000	71,577	0.78
China Modern Dairy Holdings Ltd.	HKD	234,000	52,802	0.58
China Shenhua Energy Co. Ltd., Class H	HKD	17,500	76,947	0.84
CNOOC Ltd.	HKD	106,000	217,869	2.38
Industrial & Commercial Bank of China, Class H	HKD	297,000	207,949	2.27
Jiangxi Copper Co. Ltd., Class H	HKD	17,000	43,271	0.47
Mindray Medical International Ltd. ADR		4,100	122,016	1.33
New Oriental Education & Technology Group ADR		2,200	52,404	0.57
Ping An Insurance Group Co., Class H	HKD	28,000	221,680	2.42
			1,588,483	17.35
Hong Kong (Cost $275,843)
AIA Group Ltd.	HKD	28,600	95,514	1.04
ASM Pacific Technology Ltd.	HKD	7,600	97,801	1.07
Samsonite International S.A.	HKD	42,900	67,929	0.74
Shangri-La Asia Ltd.	HKD	2,000	4,152	0.05
			265,396	2.90
India (Cost $147,510)
ICICI Bank Ltd. ADR		1,800	65,178	0.71
Infosys Ltd. ADR		700	38,493	0.42
Tata Steel Ltd. GDR (Registered)		2,577	22,987	0.25
			126,658	1.38
Indonesia (Cost $212,313)
Aneka Tambang Tbk PT		82,000	17,146	0.19
Bank Mandiri Tbk PT	IDR	47,500	35,397	0.39
Borneo Lumbung Energi & Metal Tbk PT		284,500	26,897	0.29
Harum Energy Tbk PT	IDR	30,000	25,359	0.28
Perusahaan Gas Negara PT	EUR	160,500	60,249	0.66
Semen Gresik Persero Tbk PT	IDR	16,500	20,738	0.22

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Tambang Batubara Bukit Asam Tbk PT	IDR	2,000	$4,482	0.05
			190,268	2.08
Malaysia (Cost $188,659)
CIMB Group Holdings Bhd.	MYR	24,200	54,963	0.60
Kuala Lumpur Kepong Bhd.	MYR	8,100	68,422	0.75
Petronas Chemicals Group Bhd.	MYR	27,900	61,165	0.67
			184,550	2.02
Mexico (Cost $390,227)
Alfa S.A.B. de C.V., Class A	MXN	4,029	52,901	0.58
Cemex S.A.B. de C.V. ADR		20,418	139,046	1.52
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	19,200	76,505	0.83
Grupo Mexico S.A.B. de C.V., Series B	MXN	30,046	95,682	1.04
Mexichem S.A.B. de C.V.	MXN	18,500	63,966	0.70
			428,100	4.67
Philippines (Cost $59,108)
Metropolitan Bank & Trust	PHP	7,500	13,265	0.14
Petron Corp.	PHP	101,100	27,253	0.30
San Miguel Corp.	PHP	8,090	22,166	0.24
			62,684	0.68
Russian Federation (Cost $540,778)
Gazprom OAO ADR		18,390	222,519	2.43
Lukoil OAO ADR		2,263	132,499	1.45
Phosagro OAO GDR (Registered)		5,635	53,814	0.59
Sberbank of Russia ADR		7,212	86,544	0.94
VimpelCom Ltd. ADR		1,857	19,796	0.22
			515,172	5.63
South Africa (Cost $366,909)
Anglo American PLC	GBP	4,266	176,394	1.93
Foschini Group (The) Ltd.	ZAR	1,762	24,472	0.27
Imperial Holdings Ltd.	ZAR	2,028	35,938	0.39
Investec Ltd.	ZAR	5,167	31,640	0.35
Murray & Roberts Holdings Ltd.	ZAR	8,280	28,368	0.31
RMB Holdings Ltd.	ZAR	2,305	8,578	0.09
Sasol Ltd.	ZAR	960	48,968	0.53
Steinhoff International Holdings Ltd.	ZAR	12,116	38,723	0.42
			393,081	4.29
South Korea (Cost $1,064,261)
Amorepacific Corp.	KRW	25	22,277	0.24
Dongbu Insurance Co. Ltd.	KRW	1,320	56,403	0.61
Hyundai Heavy Industries Co. Ltd.	KRW	230	63,778	0.70
Hyundai Mobis	KRW	334	82,359	0.90
Hyundai Motor Co.	KRW	1,269	249,654	2.73
Korean Reinsurance Co.	KRW	3,040	38,834	0.42
LG Chem Ltd.	KRW	263	87,561	0.96
NHN Corp.	KRW	193	36,423	0.40
POSCO	KRW	277	102,209	1.12
Samsung Engineering Co. Ltd.	KRW	396	75,615	0.82
Samsung Fire & Marine Insurance Co. Ltd.	KRW	340	65,830	0.72
Samsung Heavy Industries Co. Ltd.	KRW	2,940	93,433	1.02
Shinhan Financial Group Co. Ltd.	KRW	2,990	119,110	1.30
			1,093,486	11.94
Taiwan (Cost $804,414)
Cathay Financial Holding Co. Ltd.	TWD	21,000	23,954	0.26
Chinatrust Financial Holding Co. Ltd.	TWD	86,000	55,517	0.61

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Chroma ATE, Inc.	TWD	11,000	$25,169	0.27
Delta Electronics, Inc.	TWD	36,000	93,080	1.02
Formosa Plastics Corp.	TWD	9,000	26,220	0.29
Hon Hai Precision Industry Co. Ltd.	TWD	60,000	193,257	2.11
HTC Corp.	TWD	2,000	32,818	0.36
Kinsus Interconnect Technology Corp.	TWD	5,000	16,223	0.18
MediaTek, Inc.	TWD	6,000	57,288	0.62
Taiwan Fertilizer Co. Ltd.	TWD	12,000	31,108	0.34
Taiwan Semi Conductor Manufacturing Co. Ltd.	TWD	73,000	193,680	2.11
TPK Holding Co. Ltd.	TWD	1,824	26,478	0.29
Tripod Technology Corp.	TWD	17,000	47,344	0.52
Wan Hai Lines Ltd.	TWD	34,000	18,961	0.21
			841,097	9.19
Thailand (Cost $161,222)
Banpu PCL (Registered)	THB	2,200	42,965	0.47
Kasikornbank PCL (Registered)	THB	12,200	52,268	0.57
PTT Exploration & Production PCL (Registered)	THB	5,000	28,615	0.31
Siam Cement PCL (Registered)	THB	4,000	52,252	0.57
			176,100	1.92
Turkey (Cost $76,581)
TAV Havalimanlari Holding A/S	TRY	2,602	11,712	0.13
Turk Telekomunikasyon A/S	TRY	3,409	15,229	0.16
Turkiye Garanti Bankasi A/S	TRY	15,695	56,693	0.62
			83,634	0.91
Total Common Stock (Cost $7,284,704)			7,431,550	81.16

Preferred Stock

Brazil (Cost $432,859)
Banco Bradesco S.A. ADR		3,404	60,864	0.66
Braskem S.A. ADR		4,700	84,694	0.93
Itau Unibanco Holding S.A. ADR		13,142	262,314	2.87
Suzano Papel e Celulose S.A.	BRL	2,800	11,859	0.13
			419,731	4.59
South Korea (Cost $414,798)
Samsung Electronics Co. Ltd. GDR(2)		1,556	457,097	4.99
			457,097	4.99
Total Preferred Stock (Cost $847,657)			876,828	9.58

Equity-Linked Securities

India (Cost $484,216)
Axis Bank Ltd., Issued by Merrill Lynch International(2)		3,280	71,258	0.78
Bharti Airtel Ltd., Issued by Merrill Lynch International		6,019	44,517	0.49
Coal India Ltd., Issued by Merrill Lynch International		4,876	32,267	0.35
DLF Ltd., Issued by Merrill Lynch International		7,806	34,085	0.37
Jaiprakash Associates Ltd., Issued by Merrill Lynch International(2)		39,418	55,686	0.61
Maruti Suzuki India Ltd., Issued by Merrill Lynch International		2,633	63,193	0.69
Reliance Industries Ltd., Issued by CLSA Financial Products(2)		2,203	36,402	0.40
Strides Arcolab Ltd., Issued by CLSA Financial Products		6,498	68,944	0.75

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India - (continued)
Tata Consultancy Services Ltd., Issued by CLSA Financial Products(2)		3,082	$70,577	0.77
			476,929	5.21
Russian Federation (Cost $225,702)
AK Transneft OAO, Issued by Credit Suisse International		12	22,881	0.25
Sberbank of Russia, Issued by HSBC Bank PLC		102,300	223,372	2.44
			246,253	2.69
Taiwan (Cost $2,175)
Cathay Financial Holding Co. Ltd., Issued by CLSA Financial Products(2)		716	816	0.01
Chinatrust Financial Holding Co. Ltd., Issued by CLSA Financial Products(2)		5,310	3,452	0.04
Hon Hai Precision Industry Co. Ltd., Issued by HSBC Bank PLC		5,400	17,388	0.19
Tripod Technology Corp., Issued by BNP Paribas Arbitrage		770	2,141	0.02
Wan Hai Lines Ltd., Issued by HSBC Bank PLC		1,600	888	0.01
			24,685	0.27
Total Equity-Linked Securities (Cost $712,093)			747,867	8.17

Total Investments (Total Cost $8,844,454)			9,056,245	98.91

Other Assets Less Liabilities			100,155	1.09

Net Assets			$9,156,400	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	11.2%
Consumer Staples	3.4
Energy	14.3
Financials	27.3
Health Care	2.1
Industrials	5.1
Information Technology	17.3
Materials	15.8
Telecommunication Services	1.7
Utilities	0.7

Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities.This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,419,165	$—	$—	$1,419,165
Chile	63,676	—	—	63,676
China	1,588,483	—	—	1,588,483
Hong Kong	265,396	—	—	265,396
India	126,658	—	—	126,658
Indonesia	190,268	—	—	190,268
Malaysia	184,550	—	—	184,550
Mexico	428,100	—	—	428,100
Philippines	62,684	—	—	62,684
Russian Federation	515,172	—	—	515,172
South Africa	393,081	—	—	393,081
South Korea	1,093,486	—	—	1,093,486
Taiwan	841,097	—	—	841,097
Thailand	176,100	—	—	176,100
Turkey	83,634	—	—	83,634
Preferred Stock
Brazil	419,731	—	—	419,731
South Korea	—	457,097	—	457,097
Equity - Linked Securities
India	—	476,929	—	476,929
Russian Federation	—	246,253	—	246,253
Taiwan	—	24,685	—	24,685

Total Investments	$7,851,281	$1,204,964	$—	$9,056,245

At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at January 31, 2012, these securities were transferred to level 1. The fair value of the securities transferred from Level 2 to Level 1, using the January 31, 2012 fair value, was $5,008,491.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $808,963)
Brazil Pharma S.A.	BRL	20,000	$99,588	0.83
Duratex S.A.	BRL	9,400	52,671	0.44
Estacio Participacoes S.A.	BRL	11,400	129,646	1.09
Even Construtora e Incorporadora S.A.	BRL	28,100	115,797	0.97
Iochpe-Maxion S.A.	BRL	8,200	138,450	1.16
Mahle-Metal Leve S.A. Industria e Comercio	BRL	4,600	128,348	1.07
Marisa Lojas S.A.	BRL	9,800	112,179	0.94
Tegma Gestao Logistica	BRL	8,600	130,339	1.09
			907,018	7.59
China (Cost $1,820,438)
3SBio, Inc. ADR		17,800	205,946	1.72
China Automation Group Ltd.	HKD	866,000	246,780	2.06
China High Precision Automation Group Ltd.	HKD	642,000	222,269	1.86
Chinasoft International Ltd.	HKD	770,000	225,381	1.88
Greatview Aseptic Packaging Co. Ltd.	HKD	669,000	251,889	2.11
Haitian International Holdings Ltd.	HKD	255,000	267,320	2.24
Hollysys Automation Technologies Ltd.		38,847	377,205	3.16
Intime Department Store Group Co. Ltd.	HKD	42,000	51,015	0.43
Minth Group Ltd.	HKD	218,000	235,279	1.97
Sinovac Biotech Ltd.		40,200	88,440	0.74
SouFun Holdings Ltd. ADR		8,100	151,632	1.27
			2,323,156	19.44
Colombia (Cost $140,766)
Galway Resources Ltd.	CAD	46,500	78,372	0.66
Petrominerales Ltd.	CAD	4,885	101,965	0.85
			180,337	1.51
Hong Kong (Cost $378,113)
Ports Design Ltd.	HKD	94,000	153,933	1.29
Trinity Ltd.	HKD	312,000	251,038	2.10
			404,971	3.39
Indonesia (Cost $286,808)
AKR Corporindo Tbk PT	IDR	160,000	64,955	0.54
Berlian Laju Tanker Tbk PT	IDR	4,428,000	96,530	0.81
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	IDR	532,500	143,625	1.20
			305,110	2.55
Malaysia (Cost $350,388)
KNM Group Bhd.	MYR	387,500	142,648	1.19
Wah Seong Corp. Bhd.	MYR	298,800	203,296	1.71
			345,944	2.90
Mexico (Cost $603,127)
Corp. GEO S.A.B. de C.V., Series B	MXN	81,100	128,727	1.08
Desarrolladora Homex S.A.B. de C.V. ADR		6,201	125,260	1.05
Grupo KUO S.A.B. De C.V., Series B	MXN	150,000	258,343	2.16
Industrias CH S.A.B. de C.V., Series B	MXN	34,300	126,938	1.06
TV Azteca S.A.B. de C.V., Series CPO	MXN	164,000	112,479	0.94
			751,747	6.29
Panama (Cost $101,619)
Copa Holdings S.A., Class A		1,700	115,838	0.97
			115,838	0.97
Philippines (Cost $381,772)
Megaworld Corp.	PHP	5,289,000	210,897	1.76

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Philippines - (continued)
Oriental Peninsula Resources Group, Inc.	PHP	2,637,000	$304,379	2.55
			515,276	4.31
South Africa (Cost $193,848)
JD Group Ltd.	ZAR	20,753	131,326	1.10
Wilson Bayly Holmes-Ovcan Ltd.	ZAR	7,700	108,280	0.91
			239,606	2.01
Thailand (Cost $353,156)
Amata Corp. PCL (Registered)	THB	482,300	237,039	1.99
Dynasty Ceramic PCL (Registered)	THB	58,600	117,475	0.98
Supalai PCL (Registered)	THB	293,100	133,627	1.12
			488,141	4.09
Total Common Stock (Cost $5,418,998)			6,577,144	55.05

Preferred Stock

Brazil (Cost $493,569)
Banco ABC Brasil S.A.	BRL	36,400	261,875	2.19
Itau Unibanco Holding S.A.		5,899	117,744	0.99
Randon Participacoes S.A.	BRL	14,700	78,329	0.66
Saraiva S.A. Livreiros Editores	BRL	4,200	50,817	0.42
Suzano Papel e Celulose S.A.	BRL	9,000	38,118	0.32
			546,883	4.58
Total Preferred Stock (Cost $493,569)			546,883	4.58

Equity-Linked Securities

Chile (Cost $93,834)
Parque Arauco S.A., Issued by UBS A.G.		58,632	104,002	0.87
			104,002	0.87
India (Cost $1,002,272)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets Hold(2)		55,163	259,321	2.17
Educomp Solutions Ltd., Issued by Citigroup Global Markets Hold(2)		41,698	180,928	1.51
HT Media Ltd., Issued by Citigroup Global Markets Hold		33,857	94,427	0.79
Indian Bank, Issued by Merrill Lynch International(2)		57,925	261,126	2.19
Strides Arcolab Ltd., Issued by Merrill Lynch International		29,339	311,457	2.61
			1,107,259	9.27
Saudi Arabia (Cost $49,435)
Saudi Arabian Amiantit Co., Issued by HSBC Bank PLC		12,586	59,151	0.49
			59,151	0.49
South Korea (Cost $1,490,847)
Dongbu Insurance Co. Ltd., Issued by HSBC Bank PLC		1,983	84,377	0.71
Gamevil, Inc., Issued by HSBC Bank PLC		3,392	192,665	1.61
Hana Tour Service, Inc., Issued by JP Morgan Structured Products		6,557	224,197	1.88
Hyundai Development Co., Issued by Goldman Sachs International		6,960	135,720	1.13
Korean Reinsurance Co., Issued by JP Morgan Structured Products		17,070	216,977	1.82

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea - (continued)
LIG Insurance Co. Ltd., Issued by Daiwa Capital Markets Financia		5,840	$126,719	1.06
MegaStudy Co. Ltd., Issued by HSBC Bank PLC		800	76,736	0.64
Modetour Network, Inc., Issued by JP Morgan Structured Products		4,723	124,673	1.04
Neowiz Games Corp., Issued by Goldman Sachs International		3,656	134,533	1.13
Youngone Corp., Issued by Goldman Sachs International		12,060	285,762	2.39
			1,602,359	13.41
Taiwan (Cost $1,591,905)
Catcher Technology Co. Ltd., Issued by CLSA Financial Products(2)		107,000	665,540	5.57
China Life Insurance Co. Ltd., Issued by Duetsche Bank A.G. London		100,000	93,500	0.78
China Life Insurance Co. Ltd., Issued by UBS A.G.		110,000	102,597	0.86
Kinsus Interconnect Technology Corp., Issued by Nomura Bank International		72,000	233,712	1.96
Nan Ya Printed Circuit Board Corp., Issued by Daiwa Capital Markets Financia		73,000	172,215	1.44
Tripod Technology Corp., Issued by Barclays Bank PLC(3)		4,000	11,140	0.09
TXC Corp., Issued by Nomura Bank International		168,000	228,984	1.92
Wan Hai Lines Ltd., Issued by Daiwa Capital Markets Financia		321,000	179,011	1.50
			1,686,699	14.12
Turkey (Cost $286,265)
Anadolu Cam Sanayii A/S, Issued by Royal Bank of Scotland PLC		57,595	96,184	0.80
Bizim Toptan Satis Magazalari A/S, Issued by Royal Bank of Scotland PLC		8,430	107,668	0.90
DO & CO Restaurants & Catering A.G., Issued by Royal Bank of Scotland PLC		2,789	104,950	0.88
			308,802	2.58
United Arab Emirates (Cost $50,058)
Drake & Scull International, Issued by Royal Bank of Scotland PLC		228,993	54,958	0.46
			54,958	0.46
Total Equity-Linked Securities (Cost $4,564,616)			4,923,230	41.20

Total Investments (Total Cost $10,477,183)			12,047,257	100.83

Liabilities Less Other Assets			(98,580)	(0.83)

Net Assets			$11,948,677	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	When Issued Security.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

At January 31, 2012, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	23.6%
Consumer Staples	2.9
Energy	3.7
Financials	19.1
Health Care	5.1
Industrials	16.7
Information Technology	21.8
Materials	7.9

Total Investments	100.8
Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2012 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$907,018	$—	$—	$907,018
China	2,100,887	—	222,269	2,323,156
Colombia	180,337	—	—	180,337
Hong Kong	404,971	—	—	404,971
Indonesia	208,580	—	96,530	305,110
Malaysia	345,944	—	—	345,944
Mexico	751,747	—	—	751,747
Panama	115,838	—	—	115,838
Philippines	515,276	—	—	515,276
South Africa	239,606	—	—	239,606
Thailand	488,141	—	—	488,141
Preferred Stocks
Brazil	546,883	—	—	546,883
Equity - Linked Securities
Chile	—	104,002	—	104,002
India	—	1,107,259	—	1,107,259
Saudi Arabia	—	59,151	—	59,151
South Korea	—	1,602,359	—	1,602,359
Taiwan	—	1,686,699	—	1,686,699
Turkey	—	308,802	—	308,802
United Arab Emirates	—	54,958	—	54,958

Total Investments	$6,805,228	$4,923,230	$318,799	$12,047,257

At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Small-Cap Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at January 31, 2012, these securities were transferred to level 1. The fair value of the securities transferred from Level 2 to Level 1, using the January 31, 2012 fair value, was $3,558,826.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2012:

Category and Subcategory	Beginning Balance at 10/31/2011	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 1/31/2012
Investments, at value Common Stock	$—	$—	$—	$—	$—	$—	$318,799	$—	$318,799

Total	$—	$—	$—	$—	$—	$—	$318,799	$—	$318,799

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 29, 2012

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 29, 2012